First Eagle SoGen Funds





                                                            SEMI-ANNUAL REPORT
                                                            September 30, 2000



                                                            First Eagle SoGen
                                                            Global Fund

                                                            First Eagle SoGen
                                                            Overseas Fund

                                                            First Eagle SoGen
                                                            Gold Fund

                                                            First Eagle SoGen
                                                            Money Fund



                               Semi-Annual Report
--------------------------------------------------------------------------------
                                                                   [LOGO]

                              First Eagle SoGen Funds, Inc.

                                  THE PRESIDENTS' LETTER

Dear Shareholder,

Six months ago, in our letter to you, we suggested that one of the First Eagle SoGen Global and First Eagle SoGen Overseas Funds' major holdings, City e-Solutions Limited (formerly CDL Hotels International Limited), was selling at a large discount to its true value. That was corrected in June when the controlling company offered to take out minority shareholders at a substantial premium to the stock price.

Also in June, Warren Buffett's Berkshire Hathaway offered to acquire Justin Industries (a First Eagle SoGen Global Fund holding) for $22 per share in cash, exactly the number our associate, Charles Edouard de Lardemelle, had penciled in as the "intrinsic" value. That is what we do (not always successfully, alas): carefully and soberly assess the true worth of a business, and buy and hold the stock if and when it is selling at a large discount. When we're right, sometimes it is the market itself that narrows or eliminates the discount, sometimes it is an acquiring company. Incidentally, Justin Industries is a manufacturer of bricks and boots, in other words it's an "old economy" company and its stock had unduly suffered at a time when investors seemed to focus almost exclusively on "new economy" stocks.

As you know, the Euro, the currency for eleven European countries, has been weak for two years. The First Eagle SoGen Global and the First Eagle SoGen Overseas Funds have been penalized, since both are only lightly hedged against Euro weakness. There may be something deeply wrong with Europe, but we don't think so. Rather, the Euro is probably undervalued, possibly by 25% to 30%. If and when that is corrected, the First Eagle SoGen Global and First Eagle SoGen Overseas Funds would benefit significantly.

First Eagle SoGen Global Fund

As of September 30, 2000 your Fund's net assets, on an economic basis were invested as follows:

--------------------------------------------------------------------------------
                U.S. stocks(1) ......................       30.28%
                Foreign stocks(1) ...................       48.99
                U.S. dollar bonds ...................       16.64
                Foreign currency bonds ..............        0.79
                U.S. dollar cash and equivalents(2) .        3.30
                                                           ------
                                                           100.00%
--------------------------------------------------------------------------------
(1) Includes convertible bonds with moderate premia.
(2) Includes floating rate securities.

The ten largest equity holdings were: Buderus AG (German manufacturer of heating systems); City e-Solutions Limited (formerly CDL Hotels International Limited, Hong Kong listed worldwide chain of hotels); Bank for International Settlements, U.S. and French Tranches (the central banks' central bank, with some gold assets); Rayonier Inc. (U.S. forest products company); San Juan Basin Royalty Trust (U.S. trust that receives royalties on gas fields); Kuehne & Nagel International AG (Swiss freight forwarding company); Antofagasta Holdings plc (U.K. listed company with assets in Chile); Manpower Inc. (leading global temporary employment firm); Canadian Pacific Limited (railroad company with major interests in oil and gas); and Eurafrance (French holding company).

First Eagle SoGen Overseas Fund

As of September 30, 2000 your Fund's net assets, on an economic basis were invested as follows:

--------------------------------------------------------------------------------
                Foreign stocks(1) ...................       95.32%
                U.S. dollar bonds ...................        2.86
                Foreign currency bonds ..............        0.28
                U.S. dollar cash and equivalents ....        1.54
                                                           ------
                                                           100.00%
--------------------------------------------------------------------------------
(1) Includes convertible bonds with moderate premia.

The ten largest equity holdings were: City e-Solutions Limited (formerly CDL Hotels International Limited, Hong Kong listed worldwide chain of hotels); Bank for International Settlements, U.S. and French Tranches (the central banks' central bank, with some gold assets); Buderus AG (German manufacturer of heating systems); Antofagasta Holdings plc (UK listed company with assets in Chile); Kuehne & Nagel International AG (Swiss freight forwarding company); Hornbach Holding AG Pfd. (German retailer of building materials); IMI plc (British industrial conglomerate); Nisshinbo Industries Inc. (Japanese company with textile and other assets); Carter Holt Harvey Limited (New Zealand forest products company); and Shimano, Inc. (Japanese manufacturer of bicycle parts).

First Eagle SoGen Gold Fund

The price of gold is still depressed. Our patience (and yours) is being tested. But we do believe that "the future is uncertain," that anything can happen, good or bad. For twenty years, times have been good for financial assets, but tomorrow, who knows? Gold, as the ultimate hedge, is a legitimate asset and belongs in a diversified portfolio, we believe.

As of September 30, 2000 your Fund's net assets were invested as follows:

--------------------------------------------------------------------------------
            Freeport McMoRan Copper and Gold (Preferred
              Series 'B', 'C' and 'D') .................         11.25%
            Bank for International Settlements (U.S. and
              French Tranches) .........................          5.88
            Franco-Nevada (Royalty) ....................          4.32
            U.S. securities ............................         18.91
            Canadian securities ........................         30.16
            Australian securities ......................          1.31
            South African securities ...................         21.97
            Miscellaneous securities ...................          5.97
            U.S. dollar cash and equivalents ...........          0.23
                                                                ------
                                                                100.00%
--------------------------------------------------------------------------------

First Eagle SoGen Money Fund

The U.S. economy may have slowed down somewhat. If so, short-term interest rates may have reached a plateau. However, rates may not decline soon if inflation were to move up and (or) the U.S. dollar were to weaken.

Sincerely,


/s/ Jean-Marie Eveillard                /s/ John P. Arnhold

Jean-Marie Eveillard                    John P. Arnhold
Co-President                            Co-President

October 30, 2000

                          First Eagle SoGen Funds, Inc.
                               INVESTMENT RESULTS
              Comparisons of Change in Value of $10,000 Investment
              in First Eagle SoGen Funds, Inc. and Various Indices
                                   (Unaudited)

--------------------------------------------------------------------------------
                     First Eagle SoGen Global Fund, Class A
             Average Annual Rates of Return as of September 30, 2000

[The following table was depicted as a mountain graph in the printed material.]

                       1 Year        5 Year       10 Year
                       ------        ------       -------
                        8.35%         8.76%       11.17%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         First Eagle SoGen Overseas Fund, Class A
                 Average Annual Rates of Return as of September 30, 2000

[The following table was depicted as a mountain graph in the printed material.]

                                              Since Inception
                       1 Year        5 Year      (8/31/93)
                       ------        ------      ---------
                        9.37%        10.80%       11.34%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           First Eagle SoGen Gold Fund
             Average Annual Rates of Return as of September 30, 2000

[The following table was depicted as a mountain graph in the printed material.]

                                              Since Inception
                       1 Year       5 Year       (8/31/93)
                      ------       ------       ---------
                     (24.85%)     (13.36%)       (6.30%)
--------------------------------------------------------------------------------

Performance is historical and is not indicative of future results. The Funds' results assume reinvestment of income dividends and capital gains distributions and give effect to the deduction of the maximum sales load of 3.75%. Effective June 5, 2000 the maximum sales load is 5.00%. The MSCI EAFE Index and the MSCI World Index returns assume reinvestment of dividends and the JP Morgan Global Government Bond Index assumes that a coupon payment received in one currency is immediately reinvested back into the bonds in that country's index. The FT Gold Mines Index is only available without dividends reinvested. Unlike Fund returns, the indices do not reflect any fees or expenses.

                          First Eagle SoGen Funds, Inc.

                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The six-month period ending September 30, 2000 has witnessed a sharp swing from growth to value. Around the world the infatuation with "new economy" stocks (defined as technology, media, and telecommunications) began to wane in mid-March. Unfortunately, that swing occurred mostly at the expense of the "new economy" stocks rather than to the benefit of the "old economy" stocks, many of which are perceived as vulnerable to a possible global economic slowdown. Our Funds did benefit, however, from a fair amount of corporate activity, as a few of the companies owned in the portfolios were the object of takeover bids, mergers or buyout offers.

First Eagle SoGen Global Fund

The net asset value of the Fund's Class A shares rose 2.35%* between April 1, 2000 and September 30, 2000, better than the MSCI World Index which was down 8.21% over that period. Several securities were strong performers as corporate activity caused the value of these holdings to rise significantly. In the United States, it was announced that Burns International Services Corp., Catskill Financial Corp., Security Capital U.S. Realty, Justin Industries Inc., Homestake Oil & Gas Co. and Georgia Pacific Timber Group would be either merged or taken over. Similar developments happened overseas with City e-Solutions Limited (formerly CDL Hotels International) (Hong Kong), IRO AB (Sweden) and Bank for International Settlements (international organization based in Basle, Switzerland). Our U.S. real estate and energy related securities performed well along with some individual securities such as Woodward Governor Co. (US), Kuehne & Nagel International AG (Switzerland) and Antofagasta Holdings plc (U.K. company with Chilean assets). Conversely, around the world our gold, forest products and media related securities were down over the period. A weak euro mitigated the performance of the Fund's European holdings since the Fund was only modestly hedged against a rising U.S. dollar.

----------
* These figures assume the immediate reinvestment of all dividends and distributions and do not give effect to the deduction of the Fund's sales loads. (See the "Investment Results" section of this report for further information.)

First Eagle SoGen Overseas Fund

The net asset value of the Fund's Class A shares rose 1.55%* between April 1, 2000 and September 30, 2000. The Fund did better than the MSCI EAFE Index which was down 11.41% over that period. The Fund did benefit from corporate activity (City e-Solutions Limited (formerly CDL Hotels International Ltd.), IRO AB and Bank for International Settlements). Some individual securities performed well, including Kuehne & Nagel International AG (Switzerland), Antofagasta Holding plc (U.K. company with Chilean assets), Aida Engineering Ltd. (Japan), Hornbach Holding AG (Germany) and Spotless Group Limited (formerly Spotless Services Ltd.) (Australia). Conversely, most of the Fund's media related securities were weak after a strong run-up in the preceding six month period. A weak euro mitigated the performance of the Fund's European holdings since the Fund was only modestly hedged against a rising U.S. dollar.

First Eagle SoGen Gold Fund

Between April 1, 2000 and September 30, 2000, the price of gold fell 1.35%, ending the period at $274.25 an ounce. Regular U.K. and Swiss auctions, the strong dollar and a lackluster recovery in Asian jewelry demand combined to erode gold prices, even though gold prices did manage to spike up to $292 an ounce in early June.

The net asset value of the Fund's Class A shares ended the six-month period down 1.36%*, while the FT Gold Index was down 10.63% over the same period. The Fund benefited from corporate activity involving two of its holdings, CSA Management Ltd. (Canada) and the Bank for International Settlements (international organization headquartered in Basle, Switzerland). We continue to avoid speculative mining stocks while favoring companies that do not hedge.

----------
* These figures assume the immediate reinvestment of all dividends and distributions and do not give effect to the deduction of the Fund's sales loads. (See the "Investment Results" section of this report for further information.)

                          FIRST EAGLE SOGEN GLOBAL FUND

                             SCHEDULE OF INVESTMENTS
                               September 30, 2000
                                   (Unaudited)

--------------------------------------------------------------------------------
  Number                                                Cost           Value
of Shares                                             (Note 1)        (Note 1)
--------------------------------------------------------------------------------

            Common and Preferred Stocks -- U.S.

               Agriculture (0.18%)
   75,000   Deere & Company                         $  1,085,028    $  2,493,750
    2,485   J.G. Boswell Company                         573,840         571,550
                                                    ------------    ------------
                                                       1,658,868       3,065,300
                                                    ------------    ------------
               Automotive (0.62%)
  365,000   Bandag Incorporated, Class 'A'            17,059,193      10,425,313
                                                    ------------    ------------
               Building Materials (0.31%)
  235,000   LSI Industries Inc.                        4,232,194       5,214,063
                                                    ------------    ------------
               Capital Goods (3.09%)
  500,000   Woodward Governor Company                 10,271,190      22,281,250
  105,000   Franklin Electric Company, Inc.            7,298,656       7,245,000
  215,000   IDEX Corporation                           5,431,672       6,006,562
  450,000   Kaiser Ventures Inc. (a)(c)                5,365,370       5,175,000
  235,000   The Manitowoc Company, Inc.                6,048,085       4,523,750
    4,805   Conbraco Industries, Inc.                  1,568,050       2,714,825
   60,000   Tennant Company                            1,496,186       2,655,000
1,050,000   Ethyl Corporation                          3,066,946       1,509,375
                                                    ------------    ------------
                                                      40,546,155      52,110,762
                                                    ------------    ------------
               Consumer Products (4.70%)
  875,000   Furniture Brands
            International, Inc. (a)                   13,786,872      14,546,875
  180,000   Allen Organ Company,
            Class 'B' (c)                              5,581,639      11,925,000
  575,000   Dole Food Company, Inc.                   12,750,440       8,625,000
  325,000   Energizer Holdings Inc. (a)                7,085,630       7,962,500
  265,000   Philip Morris Companies, Inc.              5,848,622       7,800,938
  145,000   Costco Wholesale Corp.                     4,715,813       5,065,938
  185,000   St. John Knits International
            Inc. (a)                                   3,180,703       4,532,500
  155,000   Papa John's International
            Inc. (a)                                   3,496,312       3,884,687
  525,000   Sola International Inc. (a)                5,933,102       3,379,687
   45,000   Adolph Coors Company,
            Class 'B'                                    870,626       2,843,437
  335,000   Sturm, Ruger & Company, Inc.               4,215,128       2,742,812
   75,000   Black & Decker Corp.                       2,677,882       2,564,062
   93,646   Jostens, Inc.                              1,766,657       1,521,747
  225,000   A.T. Cross Company,
            Class 'A' (a)                              2,656,315       1,209,375
  125,000   Baldwin Piano &
            Organ Company (a)                            917,000         609,375
                                                    ------------    ------------
                                                      75,482,741      79,213,933
                                                    ------------    ------------

                          FIRST EAGLE SOGEN GLOBAL FUND

                               September 30, 2000
                                   (Unaudited)

--------------------------------------------------------------------------------
  Number                                                Cost           Value
of Shares                                             (Note 1)        (Note 1)
--------------------------------------------------------------------------------

            Common and Preferred Stocks -- U.S.-- (continued)

               Electronics (0.90%)
1,035,000   UCAR International, Inc. (a)           $  17,577,565   $  13,131,563
   50,000   BEI Technologies Inc.                        235,573       2,087,500
                                                   -------------   -------------
                                                      17,813,138      15,219,063
                                                   -------------   -------------
               Energy (3.91%)
3,000,000   San Juan Basin Royalty Trust (c)          19,292,179      35,625,000
  165,000   Murphy Oil Corporation                     6,630,808      10,694,063
1,225,000   Kaneb Services, Inc. (a)                   4,181,724       5,665,625
  125,000   Burlington Resources Inc.                  4,139,174       4,601,562
  250,241   The Home-Stake Oil & Gas
            Company (c)                                  825,100       2,627,530
   35,000   Tosco Financing Trust $2.875
            Conv. Pfd. (b)                             1,905,312       1,833,685
   40,000   Weatherford International,
            Inc. (a)                                     449,392       1,720,000
   85,000   Consol Energy Inc.                         1,226,546       1,365,312
    5,000   Tosco Financing Trust $2.875
            Conv. Pfd.                                   243,750         261,955
   70,000   Grant Prideco Inc. (a)                       450,799       1,535,625
                                                   -------------   -------------
                                                      39,344,784      65,930,357
                                                   -------------   -------------
               Financial Companies (1.10%)
  407,000   IPC Holdings, Ltd.                         5,058,220       7,529,500
       65   Berkshire Hathaway Inc.,
            Class 'A'                                  3,169,800       4,186,000
   55,000   MBIA, Inc.                                 2,594,308       3,911,875
   65,000   Leucadia National Corporation              1,490,462       1,738,750
  114,750   East Texas Financial Services,
            Inc. (c)                                     862,688       1,054,266
   31,000   Redwood Financial, Inc. (a)(e)               271,250         203,360
                                                   -------------   -------------
                                                      13,446,728      18,623,751
                                                   -------------   -------------
               Forest Products (4.64%)
1,215,000   Rayonier Inc.                             45,364,569      43,664,063
  615,000   Greif Bros. Corporation
            Class 'A' (c)                             11,017,026      20,448,750
  245,000   Georgia-Pacific Corporation,
            Timber Group                               5,210,141       6,584,375

                          FIRST EAGLE SOGEN GLOBAL FUND

                               September 30, 2000
                                   (Unaudited)

--------------------------------------------------------------------------------
  Number                                                Cost           Value
of Shares                                             (Note 1)        (Note 1)
--------------------------------------------------------------------------------
            Common and Preferred Stocks -- U.S.-- (continued)

               Forest Products -- (continued)
  350,000   Longview Fibre Company                 $   4,294,401   $   4,200,000
  200,000   Deltic Timber Corporation                  3,802,805       3,387,500
                                                   -------------   -------------
                                                      69,688,942      78,284,688
                                                   -------------   -------------
               Health Care (0.37%)
  180,000   Dentsply International Inc.                4,184,657       6,288,750
                                                   -------------   -------------
               Media (0.21%)
   55,000   Knight Ridder Inc.                         2,658,046       2,794,687
   34,924   Mills Music Trust (c)                      1,055,337         785,790
                                                   -------------   -------------
                                                       3,713,383       3,580,477
                                                   -------------   -------------
               Real Estate (3.61%)
  700,000   Security Capital Group, Inc.
            Class 'B' (a)                             10,552,790      13,256,250
  510,000   Security Capital European
            Realty (a)(e)                             10,199,990      10,026,600
  200,000   Security Capital U.S. Realty               3,681,302       4,100,000
   35,000   Security Capital U.S. Realty ADR             509,225         748,125
  555,000   Crescent Real Estate Equities
            Company                                    8,534,899      12,383,438
  365,000   Catellus Development Corporation (a)       2,030,793       6,387,500
  300,000   Alico, Inc.                                5,610,075       4,912,500
  235,000   Price Enterprises, Inc.                    2,707,118       3,451,562
  183,500   Price Enterprises, Inc. 83/4%
            Pfd., Series 'A'                           1,268,144         825,750
  100,000   Archstone Communities Trust                1,469,243       2,456,250
   50,000   Prologis Trust 7% Conv. Pfd.,
            Series 'B'                                 1,193,710       1,537,500
   35,000   Prologis Trust                               659,288         831,250
                                                   -------------   -------------
                                                      48,416,577      60,916,725
                                                   -------------   -------------
               Retail (1.51%)
1,250,000   Hancock Fabrics, Inc. (c)                  9,378,704       6,250,000
  435,000   Guitar Center, Inc.                        4,417,380       5,355,938
  245,000   The May Deptartment Stores Company         6,376,682       5,022,500
  145,000   Weyco Group Inc.                           1,502,429       3,665,781
  150,000   Barnes & Noble Inc. (a)                    3,037,654       2,953,125
  100,000   Sherwin-Williams Co.                       2,118,031       2,137,500
                                                   -------------   -------------
                                                      26,830,880      25,384,844
                                                   -------------   -------------
               Services (2.07%)
  675,000   Manpower Inc.                             19,139,557      21,557,813
  725,000   UniFirst Corporation (c)                  10,238,952       7,250,000
  150,000   Chemed Corporation                         4,141,078       4,771,875
   77,392   KinderCare Learning
            Centers, Inc. (a)                            992,527       1,238,272
                                                   -------------   -------------
                                                      34,512,114      34,817,960
                                                   -------------   -------------
               Technology (0.79%)
  275,000   NCR Corporation (a)                        7,667,504      10,398,438
  165,000   Scott Technologies Inc. (a)                2,316,547       2,923,594
                                                   -------------   -------------
                                                       9,984,051      13,322,032
                                                   -------------   -------------

                          FIRST EAGLE SOGEN GLOBAL FUND

                               September 30, 2000
                                   (Unaudited)

--------------------------------------------------------------------------------
   Number                                               Cost          Value
 of Shares                                            (Note 1)       (Note 1)
--------------------------------------------------------------------------------

             Common and Preferred Stocks -- U.S.-- (continued)

                Transportation (0.78%)
   485,000   Burlington Northern
             Santa Fe Corp.                         $ 11,676,033   $ 10,457,813
   155,000   Heartland Express, Inc. (a)                 719,568      2,693,125
                                                    ------------   ------------
                                                      12,395,601     13,150,938
                                                    ------------   ------------
                Utilities (0.90%)
   250,000   CalEnergy Capital Trust 61/2%
             Conv. Pfd.                               11,261,875      9,343,750
   125,000   IdaCorp Inc.                              3,319,495      5,781,250
                                                    ------------   ------------
                                                      14,581,370     15,125,000
                                                    ------------   ------------
                Gold Related (2.33%)
   700,000   Freeport McMoRan Copper &
             Gold Inc., Preferred Series 'B' (d)      23,008,334     12,381,250
   565,000   Freeport McMoRan Copper &
             Gold Inc., Preferred Series 'C' (d)      18,063,366      7,592,188
   485,000   Freeport McMoRan Copper &
             Gold Inc., Preferred Series 'D' (d)      10,022,366      4,213,437
     7,432   Case, Pomeroy & Co., Inc.
             Class 'A'                                 7,366,948      7,963,388
 2,750,000   Battle Mountain Gold
             Company Class 'A' (a)                     5,005,775      4,812,500
   450,000   Homestake Mining Company                  6,973,009      2,334,375
                                                    ------------   ------------
                                                      70,439,798     39,297,138
                                                    ------------   ------------
             Common and Preferred Stocks -- Non-U.S.
                Argentina (0.24%)
 1,750,000   Siderca S.A.I.C. (2)                      1,279,456      4,045,089
                                                    ------------   ------------
                Australia and New Zealand (2.36%)
 3,162,738   Wilson & Horton Limited 5%
             exchangeable preference
             shares (c)(14)                           16,214,209     16,315,522
 2,300,000   Spotless Group Limited (15)               4,239,067      7,867,346
10,000,000   Carter Holt Harvey Limited (3)           11,927,329      6,687,920
 8,000,000   Tasman Agriculture Limited (c)(4)         4,576,367      4,404,240
 8,736,523   Capital Properties New Zealand
             Limited 81/2% exchangeable
             preference shares (18)                    5,384,640      3,495,418
 5,000,000   Evergreen Forests Limited (a)(3)          1,905,176      1,019,500
                                                    ------------   ------------
                                                      44,246,788     39,789,946
                                                    ------------   ------------
                Austria  (0.35%)
   165,000   Flughafen Wien AG (8)                     6,210,207      5,972,818
                                                    ------------   ------------

                          FIRST EAGLE SOGEN GLOBAL FUND

                               September 30, 2000
                                   (Unaudited)

--------------------------------------------------------------------------------
   Number                                               Cost          Value
 of Shares                                            (Note 1)       (Note 1)
--------------------------------------------------------------------------------

             Common and Preferred Stocks -- Non-U.S. -- (continued)

                Belgium (0.27%)
    28,500   Deceuninck Plastics Industries
             SA (5)                                 $  3,462,256   $   4,531,793
                                                    ------------   -------------
                Canada (1.26%)
   815,000   Canadian Pacific Limited (20)            13,786,163      21,190,000
                                                    ------------   -------------
                Chile (0.13%)
   245,000   Quinenco S.A. ADR (19)                    1,623,860       2,113,125
                                                    ------------   -------------
                Commonwealth of
                Independent States (0.16%)
   556,624   Firebird Fund, L.P. (a)(b)(e)(21)         1,000,000       2,706,289
                                                    ------------   -------------
                Denmark (0.53%)
   215,000   Carlsberg
             International A/S, 'B' (11)              10,781,358       8,901,218
                                                    ------------   -------------
                Finland (0.21%)
   185,000   Vaisala Oy 'A' (10)                       1,452,035       3,544,402
                                                    ------------   -------------
                France (4.98%)
    34,500   Eurafrance (19)                          13,009,747      19,494,432
   200,000   Legrand ADP (6)                          15,440,898      18,276,030
    26,950   Societe Sucriere de
             Pithiviers-le-Vieil (c)(4)               10,460,792       7,780,689
    70,000   NSC Groupe (c)(6)                        12,400,388       6,928,116
    43,500   Sagem ADP (9)                             1,175,715       5,952,953
    75,000   Carrefour Supermarche (12)                  262,901       5,542,405
   385,000   Sabeton SA (c)(19)                        4,841,233       5,234,714
    14,249   Taittinger C.I. (c)(11)                   3,513,243       4,893,792
    73,500   Crometal (6)                              4,938,687       3,309,551
    65,000   Gaumont SA (14)                           3,211,471       3,156,367
    10,479   Robertet SA C.I. (c)(11)                    781,686       1,201,823
     5,112   Robertet SA (11)                            527,638       1,037,627
    38,299   Conflandey (1)                            1,835,926       1,014,426
                                                    ------------   -------------
                                                      72,400,325      83,822,925
                                                    ------------   -------------
                Germany (6.36%)
 3,665,000   Buderus AG (c)(6)                        61,210,053      61,318,950
   385,000   Hornbach Holding AG Pfd. (c)(12)         23,926,825      16,995,825
   100,000   Bertelsmann AG D.R.C. (14)               12,518,259       8,870,399
   200,000   Bayer AG (7)                              3,890,931       7,407,531
   715,000   Sudzucker AG Pfd. (4)                    10,313,657       6,438,990
     6,500   Axel Springer Verlag AG (14)              2,037,775       6,025,792
                                                    ------------   -------------
                                                     113,897,500     107,057,487
                                                    ------------   -------------

                          FIRST EAGLE SOGEN GLOBAL FUND

                               September 30, 2000
                                   (Unaudited)

--------------------------------------------------------------------------------
    Number                                               Cost          Value
  of Shares                                            (Note 1)       (Note 1)
--------------------------------------------------------------------------------

              Common and Preferred Stocks -- Non-U.S. -- (continued)

                 Hong Kong (4.13%)
443,076,903   City  e-Solutions Limited (18)        $  44,006,376   $ 53,990,107
 20,000,000   Shaw Brothers (Hong Kong)
              Limited (c)(14)                          20,633,637     15,648,449
                                                    -------------   ------------
                                                       64,640,013     69,638,556
                                                    -------------   ------------
                 Israel (0.28%)
    500,000   The Israel Land Development
              Company Ltd. (20)                         1,834,789      4,746,521
                                                    -------------   ------------
                 Japan (8.97%)
  1,000,000   Shimano Inc. (11)                        18,761,635     19,306,450
  3,000,000   Nisshinbo Industries, Inc. (11)          21,422,744     14,806,242
  4,000,000   The  Dai-Tokyo Fire & Marine
              Insurance Co., Ltd. (7)                  20,664,882     12,111,672
    300,000   Fuji Photo Film Co., Ltd. (11)            7,192,601     10,056,022
  2,000,000   Aida Engineering, Ltd. (6)               13,038,988      9,426,363
  2,000,000   The Mitsui Marine & Fire
              Insurance Co., Ltd. (16)                 11,261,568      9,204,130
    215,000   Ono Pharmaceutical Co.
              Ltd. (13)                                 8,417,602      8,839,298
  1,500,000   The Nichido Fire & Marine
              Insurance Co., Ltd. (16)                  8,130,328      8,472,615
    100,000   Secom Co., Ltd. (15)                      2,670,007      8,046,669
    950,000   Wacoal Corp (11)                          8,393,204      7,881,847
  2,000,000   Okumura Corporation (6)                   9,490,804      6,574,379
    500,000   Hitachi, Ltd. (10)                        3,568,902      5,805,825
    715,000   Makita Corporation (11)                   6,834,219      5,680,541
    435,000   Chofu Seisakusho Co., Ltd. (11)           8,284,147      5,558,591
    575,000   Shoei Co., Ltd. (19)                      4,647,309      5,324,321
     85,000   Ito-Yokado Co., Ltd. (16)                 3,167,336      4,431,224
    924,000   The Nippon Fire & Marine
              Insurance Co., Ltd (16)                   3,756,196      3,807,399
     21,950   Toho Co., Ltd. (14)                       3,029,491      3,642,243
  1,625,000   Iino Kaiun Kaisha, Ltd. (8)               4,316,267      2,257,049
                                                    -------------   ------------
                                                      167,048,230    151,232,880
                                                    -------------   ------------
                 Mexico (0.57%)
  7,500,000   Industrias Penoles,
              S.A. de C.V. (1)                         22,143,038      9,539,962
                                                    -------------   ------------
                 Netherlands (1.32%)
    734,250   Koninklijke Ahrend NV (6)                 8,881,518      7,876,472
    325,000   Apothekers Cooperatie
              OPG U.A. (13)                             7,974,003      7,560,935
    325,000   Holdingmaatschappij de
              Telegraaf, NV (14)                        3,243,242      6,743,149
                                                    -------------   ------------
                                                       20,098,763     22,180,556
                                                    -------------   ------------

                          FIRST EAGLE SOGEN GLOBAL FUND

                               September 30, 2000
                                   (Unaudited)

--------------------------------------------------------------------------------
  Number                                                Cost            Value
of Shares                                             (Note 1)         (Note 1)
--------------------------------------------------------------------------------

            Common and Preferred Stocks -- Non-U.S. -- (continued)

               Singapore and Malaysia (0.73%)
1,500,000   Fraser & Neave Ltd. (12)                $  5,505,348     $ 5,173,900
1,500,000   Delgro Corporation Ltd. (19)               2,010,884       3,845,933
1,505,000   Times Publishing Ltd. (14)                 2,930,314       3,279,074
                                                    ------------     -----------
                                                      10,446,546      12,298,907
                                                    ------------     -----------
               South Korea (0.94%)
1,000,000   Daeduck Electronics Co. (9)                8,051,064       8,967,403
   30,000   Nam Yang Dairy Products (11)               5,317,678       6,860,063
                                                    ------------     -----------
                                                      13,368,742      15,827,466
                                                    ------------     -----------
               Spain and Portugal (1.07%)
  385,000   Corporacion Financiera
            Alba SA (19)                               9,224,047       9,738,608
  435,000   Espirito Santo Financial Group
            SA ADR (16)                                7,277,001       8,292,188
                                                    ------------     -----------
                                                      16,501,048      18,030,796
                                                    ------------     -----------
               Switzerland (4.50%)
   52,750   Kuehne & Nagel
            International AG (8)                      15,596,809      31,182,266
   31,500   Edipresse SA (14)                          8,220,214      14,056,795
   35,000   Sika Finanz AG (5)                         8,023,271      10,202,840
   15,000   Lindt & Sprungli AG PC (11)                2,661,221       7,476,094
   12,000   Affichage Holdings AG (14)                 2,311,257       5,765,285
   30,000   SAirgroup D.R.C. (8)                       4,349,462       4,294,407
    1,000   Nestle SA Registered (11)                  1,259,480       2,086,352
   30,000   Pelikan Holding AG (a)(11)                 2,797,748         788,902
                                                    ------------     -----------
                                                      45,219,462      75,852,941
                                                    ------------     -----------
               Thailand (0.17%)
  577,000   The Oriental Hotel Public
            Company Limited (18)                       2,636,472       2,807,286
                                                    ------------     -----------
               United Kingdom (3.70%)
4,225,000   Antofagasta Holdings plc (1)              17,727,767      29,571,150
5,000,000   IMI plc (6)                               20,729,110      15,522,768
2,000,000   Enodis plc (11)                            4,412,408       5,743,978
3,000,000   McBride plc (11)                           7,569,080       3,698,885
2,675,000   Royal Doulton plc (a)(11)                  9,845,122       3,219,175
  200,000   Lonmin plc (1)                               773,150       2,657,882
2,000,000   Aggregate Industries plc (5)               1,730,127       1,757,155
                                                    ------------     -----------
                                                      62,786,764      62,170,993
                                                    ------------     -----------
               Gold Related (1.35%)
  797,500   Franco- Nevada Mining Corp. Ltd.           7,490,946       7,846,696
1,000,000   Harmony Gold Mining
            Company Ltd.                               4,591,642       5,086,625
  550,000   Meridian Gold Inc. (a)                     1,995,979       3,656,429

                          FIRST EAGLE SOGEN GLOBAL FUND

                               September 30, 2000
                                   (Unaudited)

--------------------------------------------------------------------------------
   Number of                                              Cost           Value
     Shares                                             (Note 1)      (Note 1)
--------------------------------------------------------------------------------
                   Common and Preferred Stocks -- Non-U.S. -- (continued)

                  Gold Related -- (continued)
   1,095,249   Gold Fields Limited               $    4,328,250   $    3,476,258
     750,000   Pan American Silver
               Corporation (a)                        2,579,121        2,617,670
                                                 --------------   --------------
                                                     20,985,938       22,683,678
                                                 --------------   --------------
                  Miscellaneous (3.86%)
       3,655   Bank for International
               Settlements (U.S. Tranche)            19,216,192       32,938,424
       2,475   Bank for International
               Settlements (French Tranche)          12,734,695       22,074,663
     365,000   Banco Latinoamericano de
               Exportaciones S.A., Class 'E'
               (BLADEX) (16)                          9,550,716       10,128,750
                                                 --------------   --------------
                                                     41,501,603       65,141,837
                                                 --------------   --------------
               Total Common and
               Preferred Stocks                   1,263,682,530    1,355,798,565
                                                 --------------   --------------
--------------------------------------------------------------------------------
   Principal                                              Cost           Value
     Amount                                             (Note 1)      (Note 1)
--------------------------------------------------------------------------------
                  U.S. Dollar Convertible Bonds (3.12%)
$  2,500,000   Medya International Ltd. 10%
               due 6/28/2001 (e)(14)                  2,378,033        2,025,000
   2,500,000   International Container Terminal
               Services, Inc. 5% due
               9/15/2001 (e)(8)                       2,410,579        2,081,250
   2,500,000   International Container Terminal
               Services, Inc. 1 3/4%
               due 3/13/2004 (8)                      2,151,415        2,331,250
   6,000,000   Danka Business Systems
               plc 6 3/4% due 4/01/2002 (11)          4,517,596        2,460,000
   3,000,000   LUKINTER Finance BV 3 1/2%
               due 5/06/2002 (2)                      1,655,274        3,346,800
   3,615,000   Coeur d'Alene Mines Corporation
               6% due 6/10/2002 (1)                   3,335,983        2,150,925
   2,500,000   TingYi (C.I.) Holdings 1 5/8%
               due 7/17/2002 (11)                     1,927,328        2,650,000
   3,000,000   Ashanti Goldfields Company
               Limited 5 1/2% due 3/15/2003 (1)       2,642,176        1,920,000
     770,000   Security Capital U.S. Realty 2%
               due 5/22/2003 (b)(18)                    609,353          662,662
   1,000,000   Security Capital U.S. Realty 2%
               due 5/22/2003 (18)                       794,664          860,600
   2,000,000   Agnico Eagle Mines Limited 3 1/2%
               due 1/27/2004 (1)                      1,609,526        1,350,000
   6,000,000   Coeur d'Alene Mines Corporation
               6 3/8% due 1/31/2004 (1)               5,971,891        2,227,500
   5,000,000   CKE Restaurants Inc. 4 1/4%
               due 3/15/2004 (12)                     3,613,969        2,312,500

                          FIRST EAGLE SOGEN GLOBAL FUND

                               September 30, 2000
                                   (Unaudited)
--------------------------------------------------------------------------------
   Principal                                              Cost           Value
     Amount                                             (Note 1)      (Note 1)
--------------------------------------------------------------------------------

                 Bonds, Notes and Convertible  Bonds -- (continued)

                   U.S. Dollar Convertible Bonds -- (continued)
$    6,000,000   Halter Marine Group Inc. 41/2%
                 due 9/15/2004 (6)                     $ 4,358,971   $ 3,375,000
       113,000   Excel Legacy Corp. 9%
                 due 11/04/2004 (7)                         41,901        89,976
       234,000   Excel Legacy Corp. 10%
                 due 11/04/2004 (18)                       164,952       193,050
     4,420,000   Battle Mountain Gold Company
                 6% due 1/04/2005 (1)                    3,695,495     3,657,550
    11,935,000   P.T. Inti Indorayon Utama
                 7% due 5/02/2006 (f)(3)                 9,926,856     2,446,675
     1,500,000   Samsung Electronics Co. Ltd.
                 0% due 12/31/2007 (a)(9)                1,134,464     2,407,500
     3,500,000   LG Electronics Inc. 1/4% due
                 12/31/2007 (9)                          2,680,891     3,990,000
     3,500,000   Blount International Inc. 13%
                 due 8/01/2009 (6)                       3,550,097     3,587,500
     1,500,000   Jostens Inc. 12 3/4% due
                 5/01/2010 (11)                          1,465,400     1,552,500
     4,450,000   Evans & Sutherland Computer
                 Corporation 6% due 3/01/2012 (10)       3,587,701     2,881,375
    20,000,000   Sunbeam Corporation 0%
                 due 3/25/2018 (a)(11)                   3,610,773     2,000,000
                                                       -----------   -----------
                                                        67,835,288    52,559,613
                                                       -----------   -----------

                   U.S. Dollar Bonds and Notes (4.82%)
     2,000,000   P.T. Inti Indorayon Utama
                 9 1/8% due 10/15/2000 (f)(3)            1,922,646       345,000
     1,000,000   Republic New York Corporation
                 9 3/4% due 12/01/2000 (16)              1,000,000     1,004,344
     5,550,000   USAir Group, Inc. 9 5/8% due
                 2/01/2001 (8)                           5,425,414     5,531,119
       666,000   P.T. Pabrik Kertas  Tjiwi-Kimia
                 13 1/4% due 8/01/2001 (3)                 626,756       589,410
     4,644,000   P.T. Pabrik Kertas  Tjiwi-Kimia 10%
                 due 8/01/2004 (3)                       3,257,495     2,705,130
     1,360,000   Florsheim Group Inc. 12 3/4%
                 due 9/01/2002 (12)                      1,301,503       654,500
     8,000,000   The Southland Corporation 5%
                 due 12/15/2003 (12)                     6,927,993     7,000,000
     5,589,000   The Southland Corporation 4%
                 due 6/15/2004 (12)                      4,362,678     4,617,911
     1,500,000   Hollinger International Publishing
                 8 5/8% due 3/15/2005 (14)               1,575,000     1,515,000
     2,500,000   Hollinger International Publishing
                 9 1/4% due 3/15/2007 (14)               2,493,742     2,525,000
     1,000,000   Westpoint Stevens Inc. 7 7/8%
                 due 6/15/2005 (11)                        851,416       870,000

                          FIRST EAGLE SOGEN GLOBAL FUND

                               September 30, 2000
                                   (Unaudited)

--------------------------------------------------------------------------------
  Principal                                              Cost          Value
    Amount                                             (Note 1)       (Note 1)
--------------------------------------------------------------------------------

                Bonds, Notes and Convertible Bonds -- (continued)

                   U.S. Dollar Bonds and Notes -- (continued)
$   2,000,000   Polaroid Corporation 11 1/2%
                due 2/15/2006 (11)                   $  2,027,500   $ 1,950,000
   10,000,000   Riverwood International
                Corporation 10 1/4% due
                4/01/2006 (3)                           9,933,646    10,012,500
    1,000,000   Imperial Holly Corporation
                9 3/4% due 12/15/2007 (4)               1,000,000       185,000
    4,500,000   AMSC Acquisition Co. Inc.
                12 1/4% due 4/01/2008 (10)              4,229,717     3,510,000
    3,500,000   Domino's Inc. 10 3/8% due
                1/15/2009 (11)                          3,391,073     3,333,750
    3,000,000   St. John Knits International Inc.
                12 1/2% due 7/01/2009 (11)              2,936,172     2,895,000
    2,154,968   Federal Republic of Brazil 'C'
                8% due 4/15/2014 (22)                     852,181     1,645,856
    5,000,000   Federal Republic of Brazil Par ZL
                6% due 4/15/2024 (22)                   2,584,438     3,359,375
    2,000,000   Republic of Bulgaria Disc. FRN 'A'
                due 7/28/2024
                (7 3/4% @ 9/30/2000) (22)               1,166,546     1,537,500
   10,000,000   Bangkok Bank Public Co.
                 9.025% due 3/15/2029 (b)(16)           6,040,041     7,900,000
    5,500,000   Bergen Bank Floating Rate
                Perpetual Notes (6.9375%
                @ 9/30/2000) (16)                       3,888,750     4,272,950
    3,500,000   Den Norske Bank Floating Rate
                Perpetual Notes
                (7.025% @ 9/30/2000) (16)               2,610,000     2,721,250
    3,170,000   Den Norske Bank Floating Rate
                Perpetual Notes
                (6.9375% @ 9/30/2000) (16)              2,059,625     2,507,628
   10,000,000   Christiania Bank Floating Rate
                Perpetual Notes
                (7 1/8% @ 9/30/2000) (16)               6,826,750     8,100,000
                                                     ------------   -----------
                                                       79,291,082    81,288,223
                                                     ------------   -----------

                   U.S. Treasury Notes (7.66%)
   10,000,000   U.S. Treasury Inflation Index
                Note 3 5/8% due 7/15/2002 (22)         10,020,345    10,766,000
   15,000,000   U.S. Treasury Note 7 1/2%
                due 2/15/2005 (22)                     15,560,156    15,918,750
   15,000,000   U.S. Treasury Note 5 5/8%
                due 2/15/2006 (22)                     14,428,778    14,821,875
   40,000,000   U.S. Treasury Inflation Index
                Note 3 3/8% due 1/15/2007 (22)         40,145,627    42,136,000
   35,000,000   U.S. Treasury Zero Coupon
                Strip due 11/15/2007 (a)(22)           22,540,259    23,167,445

                          FIRST EAGLE SOGEN GLOBAL FUND

                               September 30, 2000
                                   (Unaudited)

------------------------------------------------------------------------------------------------
   Principal                                                         Cost            Value
     Amount                                                        (Note 1)         (Note 1)
------------------------------------------------------------------------------------------------
                 Bonds, Notes and Convertible  Bonds -- (continued)

                    U.S. Treasury Notes -- (continued)
$    20,000,000  U.S. Treasury Note 7 1/4% due
                 5/15/2016 (22)                                  $   20,840,156    $   22,262,500
                                                                 --------------    --------------
                                                                    123,535,321       129,072,570
                                                                 --------------    --------------

                    Non U.S. Dollar Convertible Bonds (0.21%)
FRF  88,269,740  Immobiliere Hoteliere 5%
                 due 1/01/2001 (18)                                  12,756,519         2,646,737
CAD   1,600,000  Noranda Inc. 5%
                 due 4/30/2007 (20)                                   1,055,185           909,453
                                                                 --------------    --------------
                                                                     13,811,704         3,556,190
                                                                 --------------    --------------

                    Non U.S. Dollar Bonds and Notes (0.16%)
CAD   2,500,000  Bell Canada 81/2%
                 due 6/09/2003 (17)                                   1,751,012         1,743,202
NZD   3,500,000  Evergreen Forest Limited 0%
                 due 3/19/2009 (a)(3)                                 1,871,556         1,484,392
                                                                 --------------    --------------
                                                                      3,622,568         3,227,594
                                                                 --------------    --------------
                    Total Bonds, Notes and
                    Convertible Bonds                               288,095,963       269,704,190
                                                                 --------------    --------------

                    Short- Term Investments (2.54%)
$    22,711,000  Whitman Corporation 6.90%
                 due 10/02/2000                                      22,706,647        22,706,647
      7,530,000  Pearson Inc. 6.70%
                 due 10/10/2000                                       7,517,387         7,517,387
     12,711,000  Pearson Inc. 6.70%
                 due 10/30/2000                                      12,642,396        12,642,396
                                                                 --------------    --------------
                 Total  Short-Term Investments                       42,866,430        42,866,430
                                                                 --------------    --------------
                 Total Investments (98.97%)                      $1,594,644,923*    1,668,369,185**
                                                                 ==============
                 Other assets in excess of liabilities (1.03%)                         17,302,626
                                                                                   --------------
                 Net assets (100.00%)                                              $1,685,671,811
                                                                                   ==============

----------

* At September 30, 2000 cost is substantially identical for both book and federal income tax purposes.

** Gross unrealized appreciation and depreciation of securities at September 30, 2000, based on cost for federal income tax purposes, were $284,346,432 and $210,622,170, respectively (net appreciation was $73,724,262).

                          FIRST EAGLE SOGEN GLOBAL FUND

                               September 30, 2000
                                   (Unaudited)

Foreign Currencies                      Industry Classifications
------------------                      ------------------------
FRF - French Franc                  (1) Metals & Minerals
CAD - Canadian Dollar               (2) Energy
NZD - New Zealand Dollar            (3) Forest Products
                                    (4) Agriculture
                                    (5) Building Materials
                                    (6) Capital Goods
                                    (7) Chemicals
                                    (8) Transportation
                                    (9) Electronics
                                   (10) Technology
                                   (11) Consumer Products
                                   (12) Distribution
                                   (13) Health Care
                                   (14) Media
                                   (15) Services
                                   (16) Financial Services
                                   (17) Utilities
                                   (18) Real Estate
                                   (19) Holding Companies
                                   (20) Conglomerates
                                   (21) Investment Companies
                                   (22) Government Issues

Bond Types
----------

FRN - Floating Rate  Note
'C' - Capitalization

----------

(a)   Non- income producing security.

(b) Security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

(c) Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the six months ended September 30, 2000.

                          FIRST EAGLE SOGEN GLOBAL FUND

                               September 30, 2000
                                   (Unaudited)

--------------------------------------------------------------------------------------------------------
                                     Purchases                 Sales
                                -------------------      --------------------   Realized       Dividend
        Affiliate               Shares       Cost        Shares      Cost       Gain/Loss       Income
--------------------------------------------------------------------------------------------------------
San Juan Basin Royalty
   Trust ................           --           --           --           --           --    $1,818,123
The Home-Stake Oil & Gas
   Company ..............           --           --           --           --           --        25,024
Greif Bros. Corporation
   Class 'A' ............           --           --           --           --           --       159,900
Kaiser Ventures Inc. ....           --           --           --           --           --            --
Allen Organ Company,
   Class 'B' ............           --           --        5,000   $  181,250   $  150,489        51,660
Hancock Fabrics, Inc. ...           --           --           --           --           --        62,500
Mills Music Trust .......           --           --           --           --           --        62,832
UniFirst Corporation ....           --           --           --           --           --        27,188
East Texas Financial
   Services, Inc. .......           --           --        9,750       73,938       (3,252)       11,475
Wilson & Horton Limited
   5% exchangeable
     preference shares ..           --           --       13,762       76,382        1,525       291,362
Tasman Agriculture
   Limited ..............           --           --    2,000,000    1,521,103     (391,303)       83,946
Societe Sucriere de
   Pithiviers-le-Vieil ..           --           --           --           --           --       221,732
NSC Groupe ..............           --           --           --           --           --       197,119
Sabeton SA ..............           --           --        1,500      319,144     (132,475)      394,265
Taittinger C.I ..........           --           --          435      106,957       47,908       108,273
Robertet SA C.I .........           --           --           --           --           --        34,179
Buderus AG ..............       80,000   $1,286,025           --           --           --       257,579
Hornbach Holding
   AG Pfd. ..............       60,000    2,337,579           --           --           --       275,881
Shaw Brothers
   (Hong Kong)
   Limited ..............    1,181,868    1,132,635           --           --           --       384,679
--------------------------------------------------------------------------------------------------------

(d) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.

(e)   Security for which there are less than three market makers.

(f)   In default as to principal and interest.

----------
See Notes to Financial Statements.

                         FIRST EAGLE SOGEN OVERSEAS FUND

                             SCHEDULE OF INVESTMENTS
                               September 30, 2000
                                   (Unaudited)

--------------------------------------------------------------------------------
   Number                                                Cost           Value
 of Shares                                             (Note 1)       (Note 1)
--------------------------------------------------------------------------------
            Common and Preferred Stocks

               Argentina (0.44%)
   450,000  Siderca S.A.I.C. (2)                      $   265,818    $ 1,040,166
   596,964  Cresud S.A.C.I.F. y A. (4)                    595,469        495,797
   750,000  Ledesma S.A.A.I. (4)                          761,772        427,774
                                                      -----------    -----------
                                                        1,623,059      1,963,737
                                                      -----------    -----------
               Australia and New Zealand (5.68%)
13,750,000  Carter Holt Harvey Limited (3)             15,289,216      9,195,890
 1,438,900  Wilson & Horton Limited 5%
            exchangeable preference
            shares (c)(15)                              7,531,667      7,422,810
   850,000  Spotless Group Limited (16)                 1,653,210      2,907,497
 4,250,000  Tasman Agriculture Limited (4)              2,744,632      2,339,753
 3,581,129  Capital Properties New Zealand
            Limited 8 1/2% exchangeable
            preference shares (18)                      2,765,707      1,432,783
   300,000  Radio Works New Zealand
            Limited (15)                                  544,139        957,311
 4,250,000  Evergreen Forests Limited (a)(3)            1,787,463        866,575
                                                      -----------    -----------
                                                       32,316,034     25,122,619
                                                      -----------    -----------
               Austria (0.65%)
    80,000  Flughafen Wien AG (9)                       2,827,054      2,895,912
                                                      -----------    -----------
               Belgium (0.54%)
    15,000  Deceuninck Plastics
            Industries SA (6)                           2,782,977      2,385,154
                                                      -----------    -----------
               Canada (1.35%)
   185,000  Canadian Pacific Limited (20)               3,187,349      4,810,000
    75,000  Fletcher Challenge Energy (2)                 812,737        835,162
    35,000  Franco-Nevada Mining
            Corp. Ltd. (23)                               429,233        344,369
                                                      -----------    -----------
                                                        4,429,319      5,989,531
                                                      -----------    -----------
               Chile (0.11%)
    55,000  Quinenco S.A. ADR (19)                        525,765        474,375
                                                      -----------    -----------
               Commonwealth of Independent States (1.29%)
   532,523  Firebird Fund, L.P. (a)(b)(e)(21)             533,858      2,459,193
     9,000  Baltic Republic Fund  (a)(b)(e)(21)           905,750      1,048,500
    10,265  Firebird Republic Fund, Ltd.
            Class 'A' (a)(b)(e)(21)                     1,675,000      1,032,540
   100,000  First NIS Regional Fund
            SICAF (b)(e)(21)                            1,000,000        567,500
     5,000  M.J. Whitman Global
            Value L.P. (a)(b)(e)(21)                      500,000        579,915
                                                      -----------    -----------
                                                        4,614,608      5,687,648
                                                      -----------    -----------

                         FIRST EAGLE SOGEN OVERSEAS FUND

                               September 30, 2000
                                   (Unaudited)

--------------------------------------------------------------------------------
    Number                                             Cost          Value
  of Shares                                          (Note 1)       (Note 1)
--------------------------------------------------------------------------------

              Common and Preferred Stocks -- (continued)

                 Denmark (0.50%)
     45,000   Carlsberg International
              A/S 'B'(12)                          $   1,779,188   $  1,863,046
      4,000   Kobenhavns Lufthavne A/S (9)               173,825        333,574
                                                   -------------   ------------
                                                       1,953,013      2,196,620
                                                   -------------   ------------
                 Finland (0.11%)
     25,000   Vaisala Oy A (11)                          175,372        478,973
                                                   -------------   ------------
                 France (6.87%)
     75,000   Legrand ADP (7)                          6,961,597      6,853,511
      6,500   Eurafrance (19)                          2,348,402      3,672,864
      8,250   Societe Sucriere de Pithiviers-
              le-Vieil (4)                             3,318,669      2,381,843
     23,500   NSC Groupe (7)                           4,098,208      2,325,868
      6,160   Taittinger C.I. (c)(12)                  1,586,908      2,115,640
  1,350,000   FINEL (a)(b)(e)(3)                       2,277,010      1,969,696
      8,500   Robertet SA (12)                         1,609,324      1,725,319
      7,856   Robertet SA C.I. (c)(12)                 1,120,564        900,995
     23,500   Rougier SA (c)(3)                        1,702,604      1,317,508
      9,250   Sagem ADP (10)                             283,122      1,265,858
     15,000   Carrefour Supermarche (13)                 180,659      1,108,481
     75,000   Sabeton SA (19)                          1,175,558      1,019,750
     20,000   Crometal (7)                             1,200,595        900,558
     23,801   Conflandey (1)                           1,306,544        630,417
     10,000   Burelle SA (5)                             443,781        595,075
      4,000   Total Fina Elf SA (2)                      174,116        585,539
     15,000   Societe Francaise des Papiers
              Peints (12)                                741,390        566,822
     10,000   Gaumont SA (15)                            483,068        485,595
                                                   -------------   ------------
                                                      31,012,119     30,421,339
                                                   -------------   ------------
                 Germany (8.86%)
  1,250,000   Buderus AG (7)                          20,132,496     20,913,694
    235,000   Hornbach Holding AG
              Pfd. (c)(13)                            14,618,250     10,374,075
     75,000   Bayer AG (8)                             2,295,113      2,777,824
    155,000   Vossloh AG (6)                           2,983,523      2,415,394
      1,500   Axel Springer Verlag AG (15)               575,364      1,390,568
    147,500   Sudzucker AG Pfd. (12)                   2,172,693      1,328,323
                                                   -------------   ------------
                                                      42,777,439     39,199,878
                                                   -------------   ------------
                 Hong Kong (8.51%)
227,100,970   City e-Solutions Limited (18)           22,518,953     27,713,907
 10,000,000   Shaw Brothers (Hong Kong)
              Limited (15)                            10,368,537      7,824,224
  4,000,000   Cafe de Coral Holdings
              Limited (19)                             1,521,687      1,423,752

                         FIRST EAGLE SOGEN OVERSEAS FUND

                               September 30, 2000
                                   (Unaudited)

--------------------------------------------------------------------------------
  Number                                            Cost               Value
of Shares                                         (Note 1)            (Note 1)
--------------------------------------------------------------------------------

            Common and Preferred Stocks -- (continued)

               Hong Kong -- (continued)
2,992,222   Lerado Group Holding Company
            Limited (19)                         $    482,714       $    479,750
2,500,000   China-Hong Kong Photo
            Products Holdings Limited (12)            224,323            224,465
                                                 ------------       ------------
                                                   35,116,214         37,666,098
                                                 ------------       ------------
               India (0.08%)
   10,000   The Spartek Emerging
            Opportunities of India
            Fund (a)(b)(e)(21)                      1,035,000            354,500
                                                 ------------       ------------
               Ireland (0.39%)
  700,000   Greencore Group (12)                    1,918,345          1,718,123
                                                 ------------       ------------
               Israel (0.12%)
  150,000   Super-Sol (13)                            280,972            546,844
                                                 ------------       ------------
               Japan (21.30%)
1,875,000   Nisshinbo Industries, Inc. (12)        13,365,079          9,253,901
  455,000   Shimano Inc. (12)                       8,287,972          8,784,435
2,500,000   The Dai-Tokyo Fire & Marine
            Insurance Co., Ltd. (17)               12,390,422          7,569,795
1,875,000   Okumura Corporation (16)                8,736,501          6,163,480
  565,000   Shoei Co., Ltd. (19)                    5,200,358          5,231,724
1,000,000   Aida Engineering, Ltd. (7)              5,189,088          4,713,181
1,000,000   The Mitsui Marine & Fire
            Insurance Co., Ltd. (17)                5,839,990          4,602,065
  950,400   Tachi-S Co., Ltd. (5)                   8,183,837          4,488,208
   90,000   Ono Pharmaceutical Co., Ltd. (14)       3,562,405          3,700,172
  749,730   Sotoh Co., Ltd. (12)                    6,288,831          3,540,556
  415,000   Wacoal Corporation (12)                 3,662,069          3,443,123
  475,300   Yomeishu Seizo Co., Ltd. (12)           3,012,625          3,190,819
  245,000   Chofu Seisakusho Co., Ltd. (12)         4,101,079          3,130,701
  185,000   T. Hasegawa Co., Ltd. (12)              2,876,517          2,997,824
  322,000   Sonton Food Industry Co., Ltd. (12)     3,271,611          2,910,061
  500,000   The Nichido Fire & Marine
            Insurance Co., Ltd. (17)                2,597,878          2,824,205
  305,000   Makita Corporation (12)                 2,862,469          2,423,168
  145,000   SK Kaken Co. Ltd. (8)                   2,530,058          2,403,352
  185,000   Mandom Corp. (12)                       2,437,099          2,175,564
  496,000   The Nippon Fire & Marine
            Insurance Co., Ltd. (17)                1,970,831          2,043,798
   70,000   Nitto Kohki Co., Ltd. (7)                 475,147          1,918,607
   20,000   Secom Co., Ltd. (16)                      530,050          1,609,334
   45,000   Fuji Photo Film Co., Ltd. (12)          1,077,592          1,508,403
  775,000   Iino Kaiun Kaisha, Ltd. (9)             1,777,207          1,076,439
   18,000   Ito-Yokado Co., Ltd. (13)                 804,660            938,377

                         FIRST EAGLE SOGEN OVERSEAS FUND

                               September 30, 2000
                                   (Unaudited)

--------------------------------------------------------------------------------
  Number                                             Cost             Value
of Shares                                          (Note 1)          (Note 1)
--------------------------------------------------------------------------------

            Common and Preferred Stocks -- (continued)

               Japan -- (continued)
    5,000   Toho Co., Ltd. (15)                  $     682,434     $     829,668
    7,000   Hitachi Ltd.  ADR (10)                     520,105           799,750
                                                 -------------     -------------
                                                   112,233,914        94,270,710
                                                 -------------     -------------
               Mexico (1.61%)
4,950,000   Industrias Penoles, S.A.
            de C.V. (1)                             14,964,598         6,296,375
  500,000   Grupo Indusrial Satillo,
            S.A. de C.V.(1)                          1,469,358           832,097
                                                 -------------     -------------
                                                    16,433,956         7,128,472
                                                 -------------     -------------
               Netherlands (3.31%)
  523,750   Koninklijke Ahrend NV (7)                6,460,034         5,618,389
  215,000   Apothekers Cooperatie OPG
            U.A. (14)                                5,300,994         5,001,849
  195,000   Holdingmaatschappij de
            Telegraaf NV (15)                        3,385,336         4,045,889
                                                 -------------     -------------
                                                    15,146,364        14,666,127
                                                 -------------     -------------
               Singapore and Malaysia (1.44%)
  500,000   Fraser & Neave Ltd. (12)                 1,817,121         1,724,634
1,000,000   Haw Par Corporation Ltd. (19)            1,572,498         1,667,146
  500,000   Delgro Corporation Ltd. (19)               436,444         1,281,978
  500,000   Times Publishing Ltd. (15)                 727,258         1,089,394
  150,000   Genting Berhad (12)                        303,387           382,895
1,000,000   Del Monte Pacific Ltd. (12)                234,652           244,323
                                                 -------------     -------------
                                                     5,091,360         6,390,370
                                                 -------------     -------------
               South Korea (4.91%)
  750,000   Daeduck Electronics Co. (10)             6,143,131         6,725,552
  525,000   Daeduck GDS Co., Ltd. (10)               3,252,296         3,102,497
   28,500   Nam Yang Dairy Products
            Pfd. (c)(12)                               417,945         4,600,278
   10,000   Nam Yang Dairy Products (12)               863,352         2,286,688
  102,300   Fursys Incorporated (12)                 1,776,555         2,678,707
   65,000   Dong Ah Tire Industry Co.,
            Ltd. (a)(5)                              3,209,245         1,352,284
   60,000   Suheung Capsule Co. (14)                   547,741           511,142
   20,000   Sindo Richo Co. (12)                       455,420           478,859
                                                 -------------     -------------
                                                    16,665,685        21,736,007
                                                 -------------     -------------
               Spain and Portugal (3.08%)
  195,000   Corporacion Financiera Alba
            SA (19)                                  5,399,022         4,932,542
  250,000   Espirito Santo Financial Group
            SA ADR (17)                              4,185,545         4,765,625

                         FIRST EAGLE SOGEN OVERSEAS FUND

                               September 30, 2000
                                   (Unaudited)

--------------------------------------------------------------------------------
 Number                                                Cost            Value
of Shares                                            (Note 1)         (Note 1)
--------------------------------------------------------------------------------

            Common and Preferred Stocks -- (continued)

               Spain and Portugal -- (continued)
  550,000   Energia e Industrias Aragonesas
            SA (8)                                 $   2,740,117    $  2,301,720
  115,000   Companhia de Celulose do
            Caima SA (3)                               1,697,693       1,631,643
                                                   -------------    ------------
                                                      14,022,377      13,631,530
                                                   -------------    ------------
               Sweden (0.34%)
  913,000   Gorthon Lines AB 'B' (c)(9)                3,009,349       1,498,120
                                                   -------------    ------------
               Switzerland (12.30%)
    1,915   Bank for International
            Settlements (U.S. Tranche) (17)           13,782,215      17,257,751
      965   Bank for International
            Settlements (French Tranche) (17)          6,964,319       8,606,889
   20,000   Kuehne & Nagel International
            AG (9)                                     5,882,475      11,822,660
   18,000   Edipresse SA (15)                          3,562,132       8,032,454
   20,000   SAirgroup AG (9)                           3,784,231       2,862,938
    5,000   Affichage Holdings AG (15)                 1,380,233       2,402,202
    7,000   Sika Finanz AG (6)                         1,656,481       2,040,568
    2,875   Lindt & Sprungli AG PC (12)                  751,682       1,432,918
                                                   -------------    ------------
                                                      37,763,768      54,458,380
                                                   -------------    ------------
               Thailand (0.11%)
  100,000   Oriental Hotel PCL (18)                      438,351         486,531
                                                   -------------    ------------
               Turkey (0.06%)
  180,000   Usas Ucak Servisi (16)                       115,401         251,871
                                                   -------------    ------------
               United Kingdom (6.47%)
1,850,000   Antofagasta Holdings plc (20)              8,082,254      12,948,314
3,000,000   IMI plc (11)                              11,888,088       9,313,661
2,075,000   Royal Doulton plc (a)(12)                  6,073,549       2,497,117
1,256,250   McBride plc (12)                           2,554,284       1,548,908
  500,000   Enodis plc (19)                            1,086,199       1,435,994
1,000,000   Aggregate Industries plc (6)                 411,828         878,578
                                                   -------------    ------------
                                                      30,096,202      28,622,572
                                                   -------------    ------------
               Vietnam (0.04%)
   42,800   The Vietnam Frontier
            Fund (a)(b)(e)(21)                           440,840         171,200
                                                   -------------    ------------
               Miscellaneous (3.73%)
  340,000   Security Capital European
            Realty (a)(e)(18)                          6,800,000       6,684,400

                         FIRST EAGLE SOGEN OVERSEAS FUND

                               September 30, 2000
                                   (Unaudited)

--------------------------------------------------------------------------------
    Number                                              Cost           Value
  of Shares                                           (Note 1)        (Note 1)
--------------------------------------------------------------------------------

               Common and Preferred Stocks -- (continued)

                  Miscellaneous -- (continued)
     125,000   Banco Latinoamericano de
               Exportaciones S.A. Class 'E'
               (BLADEX) (17)                        $   3,159,274   $  3,468,750
     385,000   Freeport McMoRan Copper &
               Gold Inc., Preferred
               Series 'D' (d)(23)                       6,862,676      3,344,688
     100,000   Freeport McMoRan Copper &
               Gold Inc., Preferred
               Series 'B' (d)(23)                       1,003,138        881,250
     150,000   InterTAN, Inc. (a)(13)                   1,511,383      2,137,500
                                                    -------------   ------------
                                                       19,336,471     16,516,588
                                                     ------------   ------------
               Total Common and Preferred
               Stocks                                 434,181,328    416,929,829
                                                     ------------   ------------

--------------------------------------------------------------------------------
  Principal                                             Cost           Value
   Amount                                             (Note 1)        (Note 1)
--------------------------------------------------------------------------------

               Bonds, Notes and Convertible Bonds

                  U.S. Dollar Convertible Bonds (1.59%)
$  2,000,000   Medya International Ltd. 10%
               due 6/28/2001 (e)(15)                    1,910,278      1,620,000
   1,250,000   International Container Terminal
               Services, Inc. 5%
               due 9/15/2001 (e)(9)                     1,197,200      1,040,625
     500,000   International Container Terminal
               Services, Inc. 1 3/4%
               due 3/13/2004 (9)                          391,485        466,250
   3,500,000   Danka Business Systems plc 6 3/4%
               due 4/01/2002 (12)                       3,133,906      1,435,000
     750,000   TingYi (C.I.) Holdings 1 5/8%
               due 7/17/2002 (12)                         610,129        795,000
     500,000   Agnico Eagle Mines Limited 3 1/2%
               due 1/27/2004 (1)                          349,971        337,500
   6,500,000   P.T. Inti Indorayon Utama 7%
               due 5/02/2006 (a)(f)(3)                  5,263,024      1,332,500
                                                     ------------   ------------
                                                       12,855,993      7,026,875
                                                     ------------   ------------
                  U.S. Dollar Bonds and Notes (1.24%)
   1,000,000   P.T. Inti Indorayon Utama 9 1/8%
               due 10/15/2000 (a)(f)(3)                   950,451        172,500
     334,000   P.T. Pabrik Kertas Tjiwi-Kimia 13 1/4%
               due 8/01/2001 (3)                          271,252        295,590
   2,456,000   P.T. Pabrik Kertas Tjiwi-Kimia 10%
               due 08/01/2004 (3)                       1,733,976      1,430,620

                         FIRST EAGLE SOGEN OVERSEAS FUND

                               September 30, 2000
                                   (Unaudited)

--------------------------------------------------------------------------------
    Number                                              Cost           Value
  of Shares                                           (Note 1)        (Note 1)
--------------------------------------------------------------------------------

                  Bonds, Notes and Convertible Bonds -- (continued)

                     U.S. Dollar Bonds and Notes -- (continued)
        500,000   Republic National Bank NY
                  Brazil-Linked CD'S 9.65%
                  due 5/01/2003 (17)              $     499,434  $     470,000
      1,000,000   Republic of Bulgaria Disc.
                  FRN 'A' due 7/28/2024
                  (7 1/2% @ 9/30/2000) (22)             580,354        768,750
      3,000,000   Bangkok Bank Public Co. 9.025%
                  due 3/15/2029 (b)(22)               1,812,604      2,370,000
                                                  -------------  -------------
                                                      5,848,071      5,507,460
                                                  -------------  -------------

                     Non U.S. Dollar Convertible Bonds (0.41%)
FRF  41,426,580   Immobiliere Hoteliere 5%
                  due 1/01/2001 (a)(18)               6,457,660      1,242,161
NZD   1,316,810   Evergreen Forest Limited 0%
                  due 3/19/2009 (a)(3)                  714,127        558,475
                                                  -------------  -------------
                                                      7,171,787      1,800,636
                                                  -------------  -------------
                  Total Bonds, Notes and
                  Convertible Bonds                  25,875,851     14,334,971
                                                  -------------  -------------
                  Short-Term Investment (0.51%)
$     2,255,000   Whitman Corporation 6.90%
                  due 10/02/2000                      2,254,568      2,254,568
                                                  -------------  -------------
                  Total Investments (97.95%)      $ 462,311,747*   433,519,368**
                                                  =============
                  Other assets in excess of
                  liabilities (2.05%)                                9,063,212
                                                                 -------------
                  Net Assets (100.00%)                           $ 442,582,580
                                                                 =============

----------
(a)   Non-income producing security.

(b) Security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

(c) Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the six months ended September 30, 2000.

                         FIRST EAGLE SOGEN OVERSEAS FUND

                               September 30, 2000
                                   (Unaudited)

----------------------------------------------------------------------------------------------------------
                              Purchases                       Sales
                        ----------------------        ---------------------       Realized       Dividend
    Affiliate           Shares         Cost           Shares         Cost         Gain/Loss       Income
----------------------------------------------------------------------------------------------------------
Wilson & Horton
   Limited 5%
   exchangeable
   preference
   shares ......             --             --         12,550     $   66,805     $    2,580     $  133,066
Taittinger C.I .             --             --            532        130,807         56,855         48,072
Robertet SA C.I              --             --             --             --             --         25,624
Rougier SA .....             --             --             --             --             --         57,188
Hornbach Holding
   AG Pfd. .....         50,000     $1,966,130             --             --             --        168,395
Nam Yang Dairy
   Products Pfd.             --             --          7,860        155,714        921,061         24,609
Gorthon Lines
   AB 'B' + ....        500,000      1,136,693             --             --             --         73,632
----------------------------------------------------------------------------------------------------------

+ Interfund transfer on trade date April 4, 2000 from First Eagle SoGen Global Fund.

(d) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.

(e)   Security for which there are less than three market makers.

(f)   In default of as to principal and interest.

* At September 30, 2000 cost is identical for both book and federal income tax purposes.

** Gross unrealized appreciation and depreciation of securities at September 30, 2000 were $58,808,889 and $87,601,268, respectively (net depreciation was $28,792,379).

Foreign Currencies                          Industry Classifications
------------------                          ------------------------
FRF - French Franc                      (1) Metals & Minerals
NZD - New Zealand Dollar                (2) Energy
                                        (3) Paper and Forest Products
                                        (4) Agriculture
                                        (5) Automotive
                                        (6) Building Materials
                                        (7) Capital Goods
                                        (8) Chemicals
                                        (9) Transportation
                                       (10) Electronics
                                       (11) Technology
                                       (12) Consumer Products
                                       (13) Distribution
                                       (14) Health Care
                                       (15) Media
                                       (16) Services
                                       (17) Financial Services
                                       (18) Real Estate
                                       (19) Holding Companies
                                       (20) Conglomerates
                                       (21) Investment Companies
                                       (22) Government Issues
                                       (23) Gold Related

Bond Types
----------
FRN - Floating Rate  Note

----------

See Notes to Financial  Statements.

                          FIRST EAGLE SOGEN GOLD FUND

                            SCHEDULE OF INVESTMENTS
                               September 30, 2000
                                  (Unaudited)

--------------------------------------------------------------------------------
Number                                                   Cost            Value
of Shares                                              (Note 1)        (Note 1)
--------------------------------------------------------------------------------

            Common and Preferred Stocks

               Australia (1.30%)
  800,000   Otter Gold Mines Limited (a)             $  693,717       $  134,652
  412,000   Otter Gold Mines Limited
            Rights (a)                                       --            8,724
  230,000   Otter Gold Mines Limited
            Warrants (a)                                     --            4,933
                                                     ----------       ----------
                                                        693,717          148,309
                                                     ----------       ----------

               Canada (29.81%)
   85,000   CSA Management Limited
            Class 'A' (a)                               493,832        1,158,423
   75,000   Placer Dome Inc.                            846,668          707,812
   85,000   Meridian Gold Inc. (a)                      410,922          565,084
   50,000   Franco-Nevada Mining
            Corporation Limited                         583,546          491,956
  350,000   Kinross Gold Corporation (a)                831,689          200,106
  217,500   Miramar Mining
            Corporation (a)                             239,468          180,744
   25,000   Pan American Silver Corp. (a)                86,218           87,256
                                                     ----------       ----------
                                                      3,492,343        3,391,381
                                                     ----------       ----------

               South Africa (21.97%)
  185,000   Harmony Gold Mining
            Company Limited                             848,664          941,026
  197,500   Gold Fields Limited                         703,998          626,854
  100,000   Gold Fields Limited ADR                     709,481          306,250
   30,000   Anglogold Limited ADR                       664,376          551,250
1,500,000   Consolidated African Mines
            Limited (a)                                 213,392           74,844
                                                     ----------       ----------
                                                      3,139,911        2,500,224
                                                     ----------       ----------

               Switzerland (5.88%)
       75   Bank for International
            Settlements (French Tranche)                497,947          668,929
                                                     ----------       ----------

               United States (34.84%)
   45,000   Newmont Mining Corporation                1,371,852          765,000
  110,000   Homestake Mining Company                    974,850          570,625
   40,000   Freeport McMoRan Copper &
            Gold Inc., Preferred Series 'C' (b)       1,341,101          537,500
   55,000   Freeport McMoRan Copper &
            Gold Inc., Preferred Series 'D' (b)       1,138,967          477,813
   15,000   Freeport McMoRan Copper &
            Gold Inc., Preferred Series 'B' (b)         509,837          265,312
   35,000   Barrick Gold Corporation                    606,420          533,750
  275,000   Battle Mountain Gold Company
            Class 'A' (a)                             1,199,138          481,250

                          FIRST EAGLE SOGEN GOLD FUND

                               September 30, 2000
                                  (Unaudited)

--------------------------------------------------------------------------------
Number                                            Cost              Value
of Shares                                       (Note 1)          (Note 1)
--------------------------------------------------------------------------------

            Common and Preferred Stocks -- (continued)

               United States -- (continued)
   95,000   Royal Gold, Inc.                   $   384,921       $  332,500
                                               -----------      -----------
                                                 7,527,086        3,963,750
                                               -----------      -----------

               Miscellaneous (5.98%)
  415,000   Industrias Penoles, S.A. de C.V.     1,046,305          527,878
  766,805   Compania Minera Arcata S.A.            514,222          152,870
                                               -----------      -----------
                                                 1,560,527          680,748
                                               -----------      -----------
            Total Common and Preferred
            Stocks                              16,911,531       11,353,341
                                               -----------      -----------
            Total Investments (99.78%)         $16,911,531*      11,353,341**
                                               ===========

            Other assets in excess of
            liabilities (0.22%)                                      24,712
                                                                -----------
            Net assets (100.00%)                                $11,378,053
                                                                ===========

----------
(a)   Non-income producing security.

(b) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.

* At September 30, 2000 cost is identical for both book and federal income tax purposes.

** Gross unrealized appreciation and depreciation of securities at September 30, 2000 were $1,096,791 and $6,654,981, respectively (net depreciation was $5,558,190).

----------
See Notes to Financial Statements.

                          FIRST EAGLE SOGEN MONEY FUND

                            SCHEDULE OF INVESTMENTS
                               September 30, 2000
                                  (Unaudited)

------------------------------------------------------------------------------------
Credit   Principal                                              Cost        Value
Rating+    Amount                                             (Note 1)     (Note 1)
------------------------------------------------------------------------------------
                     Commercial Paper (100.24%)

  A1    $1,300,000   American Express Credit Corporation
                     6.6% due 10/02/2000                     $1,299,762   $1,299,762
  A1+    1,196,000   Prudential Funding
                     Corporation 6% due 10/02/2000            1,195,801    1,195,801
  A1       481,000   Lucent Technologies Inc. 6.47%
                     due 10/02/2000                             480,914      480,914
  A1+      430,000   Pfizer Inc. 6.46%
                     due 10/02/2000                             429,923      429,923
  A1       154,000   General Motors Acceptance
                     Company 6.48% due 10/02/2000               153,972      153,972
  A1     1,400,000   Ford Motor Credit Company 6.49%
                     due 10/03/2000                           1,399,495    1,399,495
  A1     1,000,000   The Walt Disney Company 6.39%
                     due 10/03/2000                             999,645      999,645
  A1       900,000   Honeywell Inc. 6.47%
                     due 10/03/2000                             899,677      899,677
  A1       465,000   The Sherwin-Williams Company
                     6.5% due 10/03/2000                        464,832      464,832
  A1     1,200,000   General Motors Acceptance
                     Company 6.51% due 10/04/2000             1,199,349    1,199,349
  A1+      242,000   7-Eleven Inc. 6.5%
                     due 10/04/2000                             241,869      241,869
  A1     1,527,000   Caterpillar Financial Services
                     Corporation 6.49%
                     due 10/05/2000                           1,525,899    1,525,899
  A1       982,000   The Dow Chemical Company
                     6.53% due 10/06/2000                       981,109      981,109
  A1+      727,000   E.I. Du Pont de Nemours and
                     Company 6.55% due 10/06/2000               726,339      726,339
  A1       512,000   The Coca-Cola Company 6.46%
                     due 10/06/2000                             511,541      511,541
  A1     1,119,000   Caterpillar Financial Services
                     Corporation 6.48%
                     due 10/10/2000                           1,117,187    1,117,187
  A1     1,100,000   Unilever Capital Corporation
                     6.5% due 10/10/2000                      1,098,213    1,098,213
  A1       866,000   The Coca-Cola Company
                     6.45% due 10/10/2000                       864,604      864,604
  A1       600,000   Honeywell Inc. 6.48%
                     due 10/10/2000                             599,028      599,028
  A1       430,000   The Walt Disney Company 6.39%
                     due 10/10/2000                             429,313      429,313
  A1+      200,000   General Electric Capital
                     Corporation 6.51%
                     due 10/11/2000                             199,638      199,638
  A1+      678,000   E.I. Du Pont de Nemours and
                     Company 6.48% due 10/12/2000               676,657      676,657
  A1       340,000   H.J. Heinz Company 6.51%
                     due 10/13/2000                             339,262      339,262

                          FIRST EAGLE SOGEN MONEY FUND

                               September 30, 2000
                                  (Unaudited)

---------------------------------------------------------------------------------------
Credit    Principal                                              Cost           Value
Rating+     Amount                                             (Note 1)        (Note 1)
---------------------------------------------------------------------------------------
                      Commercial Paper -- (continued)

  A1      1,500,000   Motorola Credit Corporation 6.48%
                      due 10/16/2000                        $ 1,495,950      $ 1,495,950
  A1+     1,425,000   Pfizer Inc. 6.46% due 10/16/2000        1,421,164        1,421,164
  A1+     1,000,000   Hewlett-Packard Company 6.47%
                      due 10/16/2000                            997,304          997,304
  A1+       400,000   Hewlett-Packard Company 6.5%
                      due 10/17/2000                            398,844          398,844
  A1+       500,000   The Gillette Company 6.47%
                      due 10/18/2000                            498,472          498,472
  A1+       500,000   General Electric Capital Corporation
                      6.48% due 10/25/2000                      497,840          497,840
  A1+       500,000   General Electric Capital Corporation
                      6.49% due 10/25/2000                      497,837          497,837
  A1      1,556,000   Anheuser-Busch Companies, Inc.
                      6.45% due 11/09/2000                    1,545,127        1,545,127
                                                            -----------      -----------
                      Total Commercial Paper                $25,186,567*      25,186,567
                                                            ===========
                      Other liabilities in excess of assets
                      (-0.24%)                                                   (60,909)
                                                                             -----------
                      Net assets (100.00%)                                   $25,125,658
                                                                             ===========

----------
* At September 30, 2000 cost is identical for both book and federal income tax purposes.

+ Credit ratings given by Standard & Poor's Corporation. An A1+ or A1 rating indicates a short-term instrument of the highest quality.

----------
See Notes to Financial Statements.

                         FIRST EAGLE SOGEN FUNDS, INC.

                      STATEMENT OF ASSETS AND LIABILITIES
                               September 30, 2000
                                  (Unaudited)

-----------------------------------------------------------------------------------
                                                                     First Eagle
                                                                        SoGen
                                                                     Global Fund
-----------------------------------------------------------------------------------
Assets:
   Investments, at value (cost: $1,594,644,923, $462,311,747,
      $16,911,531 and $25,186,567 respectively) (Note 1) ........  $ 1,668,369,185
   Cash .........................................................               --
   Receivable for forward currency contracts held, at value
      (Notes 1 and 6) ...........................................        9,840,830
   Receivable for investment securities sold ....................       12,744,206
   Receivable for Fund shares sold ..............................          168,415
   Accrued interest and dividends receivable ....................       10,717,903
                                                                   ---------------
        Total Assets ............................................    1,701,840,539
                                                                   ---------------

Liabilities:
   Due to broker ................................................          182,200
   Payable for Fund shares redeemed .............................        1,430,465
   Payable for investment securities purchased ..................        6,631,395
   Payable for forward currency contracts held, at value
      (Notes 1 and 6) ...........................................        4,826,123
   Investment advisory fees payable (Note 2) ....................        1,044,972
   Distribution fees payable (Note 3) ...........................        1,019,888
   Directors' fees payable ......................................           50,481
   Accrued expenses and other liabilities .......................          983,204
                                                                   ---------------
        Total Liabilities .......................................       16,168,728
                                                                   ---------------

Net Assets:
   Capital stock (par value, $0.001 per share) ..................           64,912
   Capital surplus ..............................................    1,363,468,614
   Net unrealized appreciation (depreciation) on:
      Investments ...............................................       73,724,262
      Forward currency contracts ................................        5,014,707
      Foreign currency related transactions .....................         (267,844)
   Undistributed net realized gains (losses)
      on investments ............................................      211,587,927
   Undistributed net investment income ..........................       32,079,233
                                                                   ---------------
        Net Assets (Note 1) .....................................  $ 1,685,671,811
                                                                   ===============

Class A share capital ...........................................  $ 1,670,598,191
Shares of beneficial interest outstanding (Class A) (Note 5) ....       64,332,193
   Net asset value per share ....................................  $         25.97
   Maximum offering price per share .............................  $         27.34
Class I share capital ...........................................  $    14,425,292
Shares of beneficial interest outstanding (Class I) (Note 5) ....          554,388
   Net asset value per share ....................................  $         26.02
Class C share capital ...........................................  $       648,328
Shares of beneficial interest outstanding (Class C) (Note 5) ....           24,992
   Net asset value per share ....................................  $         25.94

----------

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------------------------
                                                                    First Eagle           First Eagle         First Eagle
                                                                       SoGen                 SoGen               SoGen
                                                                   Overseas Fund           Gold Fund           Money Fund
-------------------------------------------------------------------------------------------------------------------------
Assets:
   Investments, at value (cost: $1,594,644,923, $462,311,747,
      $16,911,531 and $25,186,567 respectively) (Note 1) ........  $ 433,519,368         $ 11,353,341         $25,186,567
   Cash .........................................................        236,368               97,866              50,868
   Receivable for forward currency contracts held, at value
      (Notes 1 and 6) ...........................................      4,291,236                   --                  --
   Receivable for investment securities sold ....................      4,757,556                   --                  --
   Receivable for Fund shares sold ..............................        904,090                   --                 763
   Accrued interest and dividends receivable ....................      2,730,230               22,614                  --
                                                                   -------------         ------------         -----------
        Total Assets ............................................    446,438,848           11,473,821          25,238,198
                                                                   -------------         ------------         -----------

Liabilities:
   Due to broker ................................................             --                   --                  --
   Payable for Fund shares redeemed .............................        213,754                   --                  --
   Payable for investment securities purchased ..................        949,082                   --                  --
   Payable for forward currency contracts held, at value
      (Notes 1 and 6) ...........................................      1,903,318                   --                  --
   Investment advisory fees payable (Note 2) ....................        269,500                7,199               9,562
   Distribution fees payable (Note 3) ...........................        261,481                8,160                  --
   Directors' fees payable ......................................         12,229                1,548                 872
   Accrued expenses and other liabilities .......................        246,904               78,861             101,646
                                                                   -------------         ------------         -----------
        Total Liabilities .......................................      3,856,268               95,768             112,080
                                                                   -------------         ------------         -----------

Net Assets:
   Capital stock (par value, $0.001 per share) ..................         30,007                2,232              25,126
   Capital surplus ..............................................    380,523,368           41,235,506          25,100,992
   Net unrealized appreciation (depreciation) on:
      Investments ...............................................    (28,792,379)          (5,558,190)                 --
      Forward currency contracts ................................      2,387,918                   --                  --
      Foreign currency related transactions .....................       (104,383)              (1,117)                 --
   Undistributed net realized gains (losses)
      on investments ............................................     77,483,151          (24,710,193)                 --
   Undistributed net investment income ..........................     11,054,898              409,815                  --
                                                                   -------------         ------------         -----------
        Net Assets (Note 1) .....................................  $ 442,582,580         $ 11,378,053         $25,126,118
                                                                   =============         ============         ===========

Class A share capital ...........................................  $ 413,683,588         $ 11,378,053         $25,126,118
Shares of beneficial interest outstanding (Class A) (Note 5) ....     28,051,637            2,232,600          25,126,118
   Net asset value per share ....................................  $       14.75         $       5.10         $      1.00
   Maximum offering price per share .............................  $       15.53         $       5.37         $      1.00
Class I share capital ...........................................  $  28,597,421                   --                  --
Shares of beneficial interest outstanding (Class I) (Note 5) ....      1,934,979                   --                  --
   Net asset value per share ....................................  $       14.78                   --                  --
Class C share capital ...........................................  $     301,571                   --                  --
Shares of beneficial interest outstanding (Class C) (Note 5) ....         20,455                   --                  --
   Net asset value per share ....................................  $       14.74                   --                  --

                         FIRST EAGLE SOGEN FUNDS, INC.

                            STATEMENT OF OPERATIONS
                  For the Six Months Ended September 30, 2000
                                  (Unaudited)

--------------------------------------------------------------------------------
                                                                    First Eagle
                                                                       SoGen
                                                                    Global Fund
--------------------------------------------------------------------------------
Investment Income:
   Income:
      Interest ................................................    $ 15,402,117
      Dividends (net of $1,232,730, $654,300, $4,564 and $0
        foreign taxes withheld, respectively) .................      23,172,400
                                                                   ------------
        Total income from operations ..........................      38,574,517
                                                                   ------------
   Expenses:
      Investment advisory fees (Note 2) .......................       6,494,433
      Distribution fees (Note 3) ..............................       2,116,766
      Shareholder servicing agent fees ........................       1,558,285
      Custodian fees ..........................................         849,403
      Printing ................................................         255,482
      Audit fees ..............................................         142,758
      Registration and filing fees ............................          25,069
      Legal fees ..............................................         283,777
      Directors' fees .........................................          83,388
      Miscellaneous ...........................................          61,460
                                                                   ------------
        Total expenses from operations ........................      11,870,821
                                                                   ------------
   Expense reductions due to earnings credits (Note 1) ........         (54,983)
   Expense reimbursements (Note 2) ............................              --
                                                                   ------------
      Net expenses from operations ............................      11,815,838
                                                                   ------------
   Net investment income (Note 1) .............................      26,758,679
                                                                   ------------

Realized and Unrealized Gains (Losses) on Investments and
   Foreign Currency Related Transactions (Notes 1 and 6):
   Net realized gains (losses) from:
      Investment transactions .................................      43,634,089
      Foreign currency related transactions ...................      19,420,847
                                                                   ------------
                                                                     63,054,936
                                                                   ------------
   Change in unrealized appreciation (depreciation) of:
      Investments .............................................     (26,332,609)
      Foreign currency related transactions ...................      (3,248,035)
                                                                   ------------
                                                                    (29,580,644)
                                                                   ------------
   Net gain (loss) on investments and foreign currency
      related transactions ....................................      33,474,292
                                                                   ------------
Net Increase (Decrease) in Net Assets
   Resulting from Operations ..................................    $ 60,232,971
                                                                   ============

----------
See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------------------
                                                                  First Eagle          First Eagle        First Eagle
                                                                     SoGen                SoGen              SoGen
                                                                 Overseas Fund          Gold Fund          Money Fund
---------------------------------------------------------------------------------------------------------------------
Investment Income:
   Income:
      Interest ................................................   $  1,211,338         $     6,954         $ 883,611
      Dividends (net of $1,232,730, $654,300, $4,564 and $0
        foreign taxes withheld, respectively) .................      8,474,682             369,867                --
                                                                  ------------         -----------         ---------
        Total income from operations ..........................      9,686,020             376,821           883,611
                                                                  ------------         -----------         ---------
   Expenses:
      Investment advisory fees (Note 2) .......................      1,681,537              47,106            54,624
      Distribution fees (Note 3) ..............................        525,027              15,182                --
      Shareholder servicing agent fees ........................        370,989              36,715            50,000
      Custodian fees ..........................................        304,213              12,070            24,407
      Printing ................................................         79,083               3,356             1,226
      Audit fees ..............................................         67,994              26,278            11,305
      Registration and filing fees ............................         34,650               8,023             8,381
      Legal fees ..............................................         38,205               2,452             1,710
      Directors' fees .........................................         11,141                 501             1,866
      Miscellaneous ...........................................         21,694               3,700             4,840
                                                                  ------------         -----------         ---------
        Total expenses from operations ........................      3,134,533             155,383           158,359
                                                                  ------------         -----------         ---------
   Expense reductions due to earnings credits (Note 1) ........         (5,791)             (1,741)             (341)
   Expense reimbursements (Note 2) ............................             --                  --           (55,598)
                                                                  ------------         -----------         ---------
      Net expenses from operations ............................      3,128,742             153,642           102,420
                                                                  ------------         -----------         ---------
   Net investment income (Note 1) .............................      6,557,278             223,179           781,191
                                                                  ------------         -----------         ---------

Realized and Unrealized Gains (Losses) on Investments and
   Foreign Currency Related Transactions (Notes 1 and 6):
   Net realized gains (losses) from:
      Investment transactions .................................     17,349,902          (2,317,398)               --
      Foreign currency related transactions ...................      7,916,178              (4,605)               --
                                                                  ------------         -----------         ---------
                                                                    25,266,080          (2,322,003)               --
                                                                  ------------         -----------         ---------
   Change in unrealized appreciation (depreciation) of:
      Investments .............................................    (22,288,183)          1,826,085                --
      Foreign currency related transactions ...................        357,305                (575)               --
                                                                  ------------         -----------         ---------
                                                                   (21,930,878)          1,825,510                --
                                                                  ------------         -----------         ---------
   Net gain (loss) on investments and foreign currency
      related transactions ....................................      3,335,202            (496,493)               --
                                                                  ------------         -----------         ---------
Net Increase (Decrease) in Net Assets
   Resulting from Operations ..................................   $  9,892,480         $  (273,314)        $ 781,191
                                                                  ============         ===========         =========

                         FIRST EAGLE SOGEN FUNDS, INC.

                       STATEMENT OF CHANGES IN NET ASSETS
                                  (Unaudited)

                                                                            First Eagle SoGen
                                                                               Global Fund
                                                               --------------------------------------
                                                                    Six Months              Year
                                                                      Ended                Ended
                                                               September 30, 2000      March 31, 2000
------------------------------------------------------------------------------------------------------
Operations:
   Net investment income ...................................     $    26,758,679      $    51,506,533
   Net realized gain (loss) from investments and
      foreign currency related transactions ................          63,054,936          212,352,942
   (Decrease) increase in unrealized appreciation
      (depreciation) of investments and foreign currency
      related transactions .................................         (29,580,644)         129,940,211
                                                                 ---------------      ---------------
      Net increase (decrease) in net assets
        resulting from operations ..........................          60,232,971          393,799,686
                                                                 ---------------      ---------------

Distributions to Shareholders:
   Dividends paid from net investment income ...............                  --          (75,711,375)
   Distributions paid from net realized gains from
      investment transactions ..............................                  --         (122,354,661)
                                                                 ---------------      ---------------
      Decrease in net assets resulting from
        distributions ......................................                  --         (198,066,036)
                                                                 ---------------      ---------------

Fund Share Transactions (Note 5):
   Net proceeds from shares sold ...........................         126,578,465          186,563,394
   Net asset value of shares issued for reinvested
      dividends and distributions ..........................                  --          187,409,473
   Cost of shares redeemed .................................        (307,168,298)        (838,465,578)
                                                                 ---------------      ---------------
      (Decrease) increase in net assets from Fund
        share transactions .................................        (180,589,833)        (464,492,711)
                                                                 ---------------      ---------------
      Net (decrease) increase in net assets ................        (120,356,862)        (268,759,061)

Net Assets (Note 1):
   Beginning of period .....................................       1,806,028,673        2,074,787,734
                                                                 ---------------      ---------------
   End of period (including undistributed
      net investment income of $32,079,233,
      $4,914,159, $11,054,898, $4,497,430, $409,815
      $223,185, $0 and $0, respectively.) ..................     $ 1,685,671,811      $ 1,806,028,673
                                                                 ===============      ===============

----------
See Notes to Financial Statements.

                                                                       First Eagle SoGen                   First Eagle SoGen
                                                                         Overseas Fund                         Gold Fund
                                                            -----------------------------------  ----------------------------------
                                                                Six Months            Year           Six Months           Year
                                                                  Ended              Ended             Ended             Ended
                                                            September 30, 2000   March 31, 2000  September 30, 2000  March 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
Operations:
   Net investment income ...................................  $   6,557,278      $  10,134,623      $    223,179      $    364,230
   Net realized gain (loss) from investments and
      foreign currency related transactions ................     25,266,080         68,766,189        (2,322,003)       (4,238,656)
   (Decrease) increase in unrealized appreciation
      (depreciation) of investments and foreign currency
      related transactions .................................    (21,930,898)        62,885,115         1,825,510         3,781,035
                                                              -------------      -------------      ------------      ------------
      Net increase (decrease) in net assets
        resulting from operations ..........................      9,892,480        141,785,927          (273,314)          (93,391)
                                                              -------------      -------------      ------------      ------------
Distributions to Shareholders:
   Dividends paid from net investment income ...............             --         (5,795,262)               --          (410,071)
   Distributions paid from net realized gains from
      investment transactions ..............................             --        (20,928,842)               --                --
                                                              -------------      -------------      ------------      ------------
      Decrease in net assets resulting from
        distributions ......................................             --        (26,724,104)               --          (410,071)
                                                              -------------      -------------      ------------      ------------
Fund Share Transactions (Note 5):
   Net proceeds from shares sold ...........................    128,051,757        299,315,210         5,901,148         5,142,915
   Net asset value of shares issued for reinvested
      dividends and distributions ..........................             --         25,664,683                --           391,556
   Cost of shares redeemed .................................   (172,376,020)      (419,030,776)       (7,248,195)      (10,214,073)
                                                              -------------      -------------      ------------      ------------
      (Decrease) increase in net assets from Fund
        share transactions .................................    (44,324,263)       (94,050,883)       (1,347,047)       (4,679,602)
                                                              -------------      -------------      ------------      ------------
      Net (decrease) increase in net assets ................    (34,431,783)        21,010,940        (1,620,361)       (5,183,064)

Net Assets (Note 1):
   Beginning of period .....................................    477,014,363        456,003,423        12,998,414        18,181,478
                                                              -------------      -------------      ------------      ------------
   End of period (including undistributed
      net investment income of $32,079,233,
      $4,914,159, $11,054,898, $4,497,430, $409,815
      $223,185, $0 and $0, respectively.) ..................  $ 442,582,580      $ 477,014,363      $ 11,378,053      $ 12,998,414
                                                              =============      =============      ============      ============
                                                                     First Eagle SoGen
                                                                         Money Fund
                                                            ----------------------------------
                                                                Six Months            Year
                                                                  Ended              Ended
                                                            September 30, 2000  March 31, 2000
----------------------------------------------------------------------------------------------
Operations:
   Net investment income ...................................   $    781,191      $   1,763,112
   Net realized gain (loss) from investments and
      foreign currency related transactions ................             --                 --
   (Decrease) increase in unrealized appreciation
      (depreciation) of investments and foreign currency
      related transactions .................................             --                 --
                                                               ------------      -------------
      Net increase (decrease) in net assets
        resulting from operations ..........................        781,191          1,763,112
                                                               ------------      -------------
Distributions to Shareholders:
   Dividends paid from net investment income ...............       (781,191)        (1,763,112)
   Distributions paid from net realized gains from
      investment transactions ..............................             --                 --
                                                               ------------      -------------
      Decrease in net assets resulting from
        distributions ......................................       (781,191)        (1,763,112)
                                                               ------------      -------------
Fund Share Transactions (Note 5):
   Net proceeds from shares sold ...........................     69,475,206        111,524,995
   Net asset value of shares issued for reinvested
      dividends and distributions ..........................        493,559          1,588,454
   Cost of shares redeemed .................................    (75,453,880)      (127,080,207)
                                                               ------------      -------------
      (Decrease) increase in net assets from Fund
        share transactions .................................     (5,485,115)       (13,966,758)
                                                               ------------      -------------
      Net (decrease) increase in net assets ................     (5,485,115)       (13,966,758)

Net Assets (Note 1):
   Beginning of period .....................................     30,611,233         44,577,991
                                                               ------------      -------------
   End of period (including undistributed
      net investment income of $32,079,233,
      $4,914,159, $11,054,898, $4,497,430, $409,815
      $223,185, $0 and $0, respectively.) ..................   $ 25,126,118      $  30,611,233
                                                               ============      =============

                         FIRST EAGLE SOGEN FUNDS, INC.

                         NOTES TO FINANCIAL STATEMENTS

Note 1 - Significant Accounting Policies

First Eagle SoGen Funds, Inc. (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Company consists of four separate portfolios, First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund, First Eagle SoGen Gold Fund, and First Eagle SoGen Money Fund (each individually a "Fund" or collectively the "Funds"). The Company, formerly SoGen Funds Inc., changed its name to First Eagle SoGen Funds, Inc. effective December 31, 1999. The following is a summary of significant accounting policies adhered to by the Funds.

(a) Security valuation - In the case of First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund, portfolio securities are valued based on market quotations where available. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value. In the case of First Eagle SoGen Money Fund, portfolio securities are valued at their amortized cost, which approximates market value, subject to guidelines and procedures established by the Board of Directors in accordance with applicable SEC regulations. Securities for which current market quotations are not readily available and any restricted securities are valued at fair value as determined in good faith by the Board of Directors.

(b) Security transactions and income - Security transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from security transactions. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. In computing investment income, each Fund amortizes discounts on debt obligations; however, premiums are not amortized.

(c) Expenses - Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds are allocated to each Fund in proportion to its relative net assets. Earnings credits reduce

                         FIRST EAGLE SOGEN FUNDS, INC.

custodian fees and shareholder servicing agent fees by the amount of interest earned on balances with such service providers.

(d) Foreign currency translation (First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund) - The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

The net assets of each of First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund are presented at the foreign exchange rates and market values at the close of the period. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the equity securities. However, for federal income tax purposes each Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

(e) Forward currency contracts (First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund) - In connection with portfolio purchases and sales of securities denominated in foreign currencies, First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are valued at current market, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

                         FIRST EAGLE SOGEN FUNDS, INC.

(f) United States income taxes - No provision has been made for U.S. federal income taxes since it is the intention of each Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of the Internal Revenue Code for a regulated investment company. First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund declare and pay such income, dividends and capital gains distributions on an annual basis. First Eagle SoGen Money Fund declares daily dividends, equivalent to net investment income, which are paid on a monthly basis.

(g) Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2 - Investment Advisory Agreements and Transactions with Related Persons

Arnhold and S. Bleichroeder Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of Arnhold and S. Bleichroeder, Inc. ("A&SB"), manages the Fund. For its services, the Adviser receives, pursuant to an Investment Advisory Agreement between the Fund and the Adviser (the "Advisory Agreement") an annual advisory fee as follows: First Eagle SoGen Global Fund at a rate of 1.00% of the first $25,000,000 and 0.75% in excess of $25,000,000, First Eagle SoGen Overseas Fund at 0.75%, First Eagle SoGen Gold Fund at 0.75% and First Eagle SoGen Money Fund at 0.40%. For the six months ended September 30, 2000, the Adviser waived part of its fees in the amount of $55,598 for First Eagle SoGen Money Fund. Expense reimbursements are accrued daily and paid yearly. On December 22, 1999, the shareholders and on October 20, 1999, the Board of Directors approved the Advisory Agreement between the Fund and the Adviser effective December 31, 1999. The Advisory Agreement is

                         FIRST EAGLE SOGEN FUNDS, INC.

substantially the same as the prior investment advisory agreement with Societe Generale Asset Management Corp ("SGAM Corp."), except that each Fund now pays accrued advisory fees on a monthly basis, rather than a quarterly basis.

For the six months ended September 30, 2000, A&SB, the principal underwriter, realized $27,802, $9,920 and $2,403 in dealer's and underwriter's commissions pertaining to the sale of shares of First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund, respectively. For the six months ended September 30, 2000, A&SB received $13,893, $4,326 and $1,250 in broker's commissions for portfolio transactions executed on behalf of First Eagle SoGen Global Fund, First Eagle SoGen Overseas and First Eagle Gold Fund, respectively.

Note 3 - Plans of Distribution (First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund)

Under the terms of the Distribution Plans and Agreements (the "Plans") with A&SB, pursuant to the provisions of Rule 12b-1 under the Investment Company Act of 1940, First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund pay A&SB quarterly, a distribution fee at an annual rate of up to 0.25% for class A and 1.00% for class C of each Fund's average daily net assets. Under the Plan, A&SB is obligated to use the amounts received under the Plans for payments to qualifying dealers for their assistance in the distribution of a Fund's shares and the provision of shareholder services and for other expenses such as advertising costs and the payment for the printing and distribution of prospectuses to prospective investors. The Distribution Agreement is substantially the same as the prior distribution agreement with SGAM Corp.

A&SB bears distribution costs of a Fund to the extent they exceed payments received under the Plan. For the six months ended September 30, 2000 the distribution fees paid or payable by First Eagle SoGen Global

                         FIRST EAGLE SOGEN FUNDS, INC.

Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund were $2,116,766, $525,027 and $15,182 respectively.

Note 4 - Purchases and Sales of Securities

During the six months ended September 30, 2000 the aggregate cost of purchases of investments, excluding U.S. Government obligations and short-term securities, totaled $155,778,150, $56,738,954 and $1,337,380 for First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund, respectively, and proceeds from sales of investments, excluding short-term securities, totaled $257,155,275, $74,409,428 and $2,403,886 for First Eagle
SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund, respectively.

                     (This page intentionally left blank.)

                         FIRST EAGLE SOGEN FUNDS, INC.

Note 5 - Capital Stock

Transactions in shares of capital stock were as follows:

Six Months Ended September 30, 2000
--------------------------------------------------------------------------
                                        First Eagle SoGen Global Fund
                                     ------------------------------------
                                     Class A         Class I      Class C
--------------------------------------------------------------------------
Shares sold .....................    4,675,146       365,154       25,204
Shares issued for reinvested
   dividends and distributions ..           --            --           --
Shares redeemed .................  (11,784,348)     (467,104)        (212)
                                   -----------      --------      -------
Net (decrease) increase .........   (7,109,202)     (101,950)      24,992
                                   ===========      ========      =======
--------------------------------------------------------------------------

Year Ended March 31, 2000
--------------------------------------------------------------------------
                                 First Eagle SoGen Global Fund
                                 -----------------------------
                                     Class A         Class I
--------------------------------------------------------------------------
Shares sold .....................    7,117,410       372,281
Shares issued for reinvested
   dividends and distributions ..    7,774,853        59,968
Shares redeemed .................  (33,542,534)     (288,812)
                                   -----------      --------
Net (decrease) increase .........  (18,650,271)      143,437
                                   ===========      ========

Note 6 - Commitments

As of September 30, 2000, First Eagle SoGen Global Fund and First Eagle SoGen Overseas Fund had entered into forward currency contracts, as summarized below, resulting in net unrealized appreciation of $5,014,707, $2,387,918, respectively.

-----------------------------------------------------------------------------------------------------------------
                                        First Eagle SoGen Overseas Fund
                                     --------------------------------------  First Eagle SoGen  First Eagle SoGen
                                     Class A          Class I       Class C      Gold Fund          Money Fund
-----------------------------------------------------------------------------------------------------------------
Shares sold .....................    7,633,716       1,405,954       20,475       1,176,034         69,475,206
Shares issued for reinvested
   dividends and distributions ..           --              --           --              --            493,559
Shares redeemed .................  (10,828,998)     (1,319,891)         (20)     (1,458,828)       (75,453,880)
                                   -----------      ----------      -------      ----------        -----------
Net (decrease) increase .........   (3,195,282)         86,063       20,455        (282,794)        (5,485,115)
                                   ===========      ==========      =======      ==========        ===========
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                 First Eagle SoGen Overseas Fund
                                 -------------------------------             First Eagle SoGen  First Eagle SoGen
                                     Class A          Class I                    Gold Fund          Money Fund
-----------------------------------------------------------------------------------------------------------------
Shares sold .....................   18,942,904       3,050,725                      859,456        111,524,995
Shares issued for reinvested
   dividends and distributions ..    1,847,342          53,682                       67,041          1,588,454
Shares redeemed .................  (29,422,421)     (1,503,606)                  (1,754,134)      (127,080,207)
                                   -----------      ----------                   ----------       ------------
Net (decrease) increase .........   (8,632,175)      1,600,801                     (827,637)       (13,966,758)
                                   ===========      ==========                   ==========       ============

                         FIRST EAGLE SOGEN GLOBAL FUND

Transaction Hedges:
Foreign Currency Purchases
-------------------------------------------------------------------------------------
Settlement                                          U.S. $ Value at       U.S. $
  Dates              Foreign Currency                September 30,         To Be
 Through              To Be Received                     2000            Received
-------------------------------------------------------------------------------------
 10/02/00         9,595,622   Japanese Yen            $   88,852        $   89,386
 10/03/00        71,079,888   Japanese Yen               658,178           661,147
 10/04/00           295,807   Pound Sterling             436,789           430,652
                                                    ------------      ------------
                                                       1,183,819         1,181,185
                                                    ------------      ------------
Foreign Currency Sales
-------------------------------------------------------------------------------------
Settlement                                               U.S. $       U.S. $ Value at
  Dates              Foreign Currency                     To Be        September 30,
 Through              To Be Delivered                   Received            2000
-------------------------------------------------------------------------------------
 10/02/00         3,418,215   Danish Krone               403,722           404,336
 10/02/00           213,398   Euro                       188,388           188,409
 10/02/00        17,411,670   Japanese Yen               162,195           161,227
 10/03/00        24,622,706   Japanese Yen               228,959           227,999
 10/02/00           239,195   Swiss Franc                138,420           138,623
 10/03/00           494,580   Swiss Franc                285,497           286,630
 10/03/00           160,937   Australian Dollar           88,564            87,381
 10/04/00           605,336   Pound Sterling             880,573           893,841
 10/05/00           118,263   Pound Sterling             172,906           174,627
                                                    ------------      ------------
                                                       2,549,224         2,563,073
                                                    ------------      ------------
Portfolio Hedges:
Foreign Currency Purchases
-------------------------------------------------------------------------------------
Settlement                                          U.S. $ Value at       U.S. $
  Dates              Foreign Currency                September 30,         To Be
 Through              To Be Received                     2000            Delivered
-------------------------------------------------------------------------------------
 10/04/00         5,992,000   Swiss Franc              3,473,019         3,632,080
 10/04/00        27,356,000   Swiss Franc             15,855,793        16,174,180
 11/01/00         2,134,000   Euro                     1,881,334         2,011,130
 11/01/00         1,340,000   Euro                     1,181,344         1,256,220
 11/15/00       112,674,000   Japanese Yen             1,051,015         1,051,194
 11/15/00       139,407,000   Japanese Yen             1,300,378         1,311,966
 1/10/01             32,000   Australian Dollar           17,365            18,784
 1/10/01            236,000   Australian Dollar          128,064           130,489
 10/5/01         45,009,000   New Zealand Dollar      18,381,676        22,413,644
 10/5/01            954,000   New Zealand Dollar         389,614           465,575
                                                    ------------      ------------
                                                      43,659,602        48,465,262
                                                    ------------      ------------
Foreign Currency Sales
-------------------------------------------------------------------------------------
Settlement                                               U.S. $       U.S. $ Value at
  Dates              Foreign Currency                     To Be        September 30,
 Through              To Be Delivered                   Received            2000
-------------------------------------------------------------------------------------
 10/04/00        62,289,000   Swiss Franc             38,297,166        36,103,286
 10/04/00            94,000   Swiss Franc                 58,114            54,483
 1/10/01          3,645,000   Australian Dollar        2,164,583         1,977,960
 1/24/01      6,010,306,000   Japanese Yen            56,338,863        56,063,130
 1/24/01      6,196,273,000   Japanese Yen            58,826,465        58,469,962
 2/07/01         52,680,300   Euro                    48,880,466        46,442,432
 2/07/01          4,977,000   Euro                     4,533,420         4,368,679
 10/05/01        12,218,000   New Zealand Dollar       5,789,449         4,989,831
 10/05/01        23,796,898   New Zealand Dollar      22,947,816        19,534,997
                                                    ------------      ------------
                                                     237,836,342       228,004,760
                                                    ------------      ------------
                                                    $285,228,987      $280,214,280
                                                    ============      ============

Transaction Hedges:
Foreign Currency Purchases
-------------------------------------------------------------------------------------------------
Settlement                                              Unrealized                 Unrealized
  Dates              Foreign Currency                 Appreciation at            Depreciation at
 Through              To Be Received                September 30, 2000         September 30, 2000
-------------------------------------------------------------------------------------------------
 10/02/00         9,595,622   Japanese Yen                     --                     ($534)
 10/03/00        71,079,888   Japanese Yen                     --                    (2,969)
 10/04/00           295,807   Pound Sterling              $ 6,137                        --
                                                       ----------               -----------
                                                            6,137                    (3,503)
                                                       ----------               -----------
Foreign Currency Sales
-------------------------------------------------------------------------------------------------
Settlement                                                Unrealized               Unrealized
  Dates              Foreign Currency                   Appreciation at          Depreciation at
 Through              To Be Delivered                 September 30, 2000       September 30, 2000
-------------------------------------------------------------------------------------------------
 10/02/00         3,418,215   Danish Krone                     --                      (614)
 10/02/00           213,398   Euro                             --                       (21)
 10/02/00        17,411,670   Japanese Yen                    968                        --
 10/03/00        24,622,706   Japanese Yen                    960                        --
 10/02/00           239,195   Swiss Franc                      --                      (203)
 10/03/00           494,580   Swiss Franc                      --                    (1,133)
 10/03/00           160,937   Australian Dollar             1,183                        --
 10/04/00           605,336   Pound Sterling                   --                   (13,268)
 10/05/00           118,263   Pound Sterling                   --                    (1,721)
                                                       ----------               -----------
                                                            3,111                   (16,960)
                                                       ----------               -----------
Portfolio Hedges:
Foreign Currency Purchases
-------------------------------------------------------------------------------------------------
Settlement                                              Unrealized                 Unrealized
  Dates              Foreign Currency                 Appreciation at            Depreciation at
 Through              To Be Received                September 30, 2000         September 30, 2000
-------------------------------------------------------------------------------------------------
 10/04/00         5,992,000   Swiss Franc                      --                  (159,061)
 10/04/00        27,356,000   Swiss Franc                      --                  (318,387)
 11/01/00         2,134,000   Euro                             --                  (129,796)
 11/01/00         1,340,000   Euro                             --                   (74,876)
 11/15/00       112,674,000   Japanese Yen                     --                      (179)
 11/15/00       139,407,000   Japanese Yen                     --                   (11,588)
 1/10/01             32,000   Australian Dollar                --                    (1,419)
 1/10/01            236,000   Australian Dollar                --                    (2,425)
 10/5/01         45,009,000   New Zealand Dollar               --                (4,031,968)
 10/5/01            954,000   New Zealand Dollar               --                   (75,961)
                                                       ----------               -----------
                                                               --                (4,805,660)
                                                       ----------               -----------
Foreign Currency Sales
-------------------------------------------------------------------------------------------------
Settlement                                                Unrealized               Unrealized
  Dates              Foreign Currency                   Appreciation at          Depreciation at
 Through              To Be Delivered                 September 30, 2000       September 30, 2000
-------------------------------------------------------------------------------------------------
 10/04/00        62,289,000   Swiss Franc               2,193,880                        --
 10/04/00            94,000   Swiss Franc                   3,631                        --
 1/10/01          3,645,000   Australian Dollar           186,623                        --
 1/24/01      6,010,306,000   Japanese Yen                275,733                        --
 1/24/01      6,196,273,000   Japanese Yen                356,503                        --
 2/07/01         52,680,300   Euro                      2,438,034                        --
 2/07/01          4,977,000   Euro                        164,741                        --
 10/05/01        12,218,000   New Zealand Dollar          799,618                        --
 10/05/01        23,796,898   New Zealand Dollar        3,412,819                        --
                                                       ----------               -----------
                                                        9,831,582                        --
                                                       ----------               -----------
                                                       $9,840,830               $(4,826,123)
                                                       ==========               ===========

                        FIRST EAGLE SOGEN OVERSEAS FUND

Transaction Hedges:
Foreign Currency Purchases
-------------------------------------------------------------------------------------
Settlement                                           U.S. $ Value at       U.S. $
  Dates               Foreign Currency To             September 30,        To Be
 Through                  Be Received                     2000           Delivered
-------------------------------------------------------------------------------------
 10/02/00           150,100   Canadian Dollar       $     99,787      $    100,343
 10/02/00         5,779,539   Japanese Yen                53,517            53,838
 10/03/00        33,601,599   Japanese Yen               311,140           312,562
 10/02/00         1,200,367   Mexican Peso               127,238           127,124
 10/02/00           165,825   New Zealand Dollar          67,623            68,618
 10/03/00           164,820   New Zealand Dollar          67,214            68,071
 10/03/00            17,311   Pound Sterling              25,562            25,311
 10/04/00             8,083   Pound Sterling              11,936            11,779
                                                    ------------      ------------
                                                         764,017           767,646
                                                    ------------      ------------
Foreign Currency Sales
-------------------------------------------------------------------------------------
Settlement                                               U.S. $       U.S. $ Value at
  Dates               Foreign Currency To                To Be         September 30,
 Through                  Be Delivered                  Received           2000
-------------------------------------------------------------------------------------
 10/02/00           164,288   Euro                       145,034           145,050
 10/03/00           272,525   Euro                       240,184           240,612
 10/02/00           287,770   New Zealand Dollar         119,079           117,352
 10/03/00           326,364   New Zealand Dollar         134,788           133,091
 10/02/00           478,389   Swiss Franc                276,839           277,247
 10/03/00           247,290   Swiss Franc                142,748           143,315
 10/03/00           160,937   Australian Dollar           88,564            87,381
 10/04/00           638,270   Pound Sterling             930,076           942,471
 10/05/00            70,958   Pound Sterling             103,744           104,776
                                                    ------------      ------------
                                                       2,181,056         2,191,295
                                                    ------------      ------------
Portfolio Hedges:
Foreign Currency Purchases
-------------------------------------------------------------------------------------
Settlement                                           U.S. $ Value at       U.S. $
  Dates               Foreign Currency To             September 30,        To Be
 Through                  Be Received                     2000           Delivered
-------------------------------------------------------------------------------------
 10/04/00         3,058,000   Swiss Franc              1,772,445         1,840,448
 10/04/00         6,912,000   Swiss Franc              4,006,260         4,088,288
 11/01/00           747,000   Euro                       658,555           693,508
 11/01/00         5,257,000   Euro                       464,603           487,538
 11/15/00        45,679,000   Japanese Yen               426,090           431,267
 11/15/00        34,815,000   Japanese Yen               324,752           324,895
 1/10/01             39,000   Australian Dollar           21,163            20,998
 1/10/01            197,000   Australian Dollar          106,902           108,790
 10/05/01        19,364,000   New Zealand Dollar       7,908,258         9,535,435
 10/05/01           616,000   New Zealand Dollar         251,574           294,019
                                                    ------------      ------------
                                                      15,940,602        17,825,186
                                                    ------------      ------------
Foreign Currency Sales
-------------------------------------------------------------------------------------
Settlement                                               U.S. $       U.S. $ Value at
  Dates               Foreign Currency To                To Be         September 30,
 Through                  Be Delivered                  Received           2000
-------------------------------------------------------------------------------------
 1/10/01          1,475,000   Australian Dollar          875,929           800,409
 1/17/01         17,530,000   Swiss Franc             10,776,212        10,161,643
 1/24/01      3,105,415,000   Japanese Yen            29,128,064        28,972,093
 1/24/01      4,380,779,000   Japanese Yen            41,601,052        41,332,576
 2/07/01         20,106,000   Euro                    18,657,593        17,725,242
 2/07/01          6,117,000   Euro                     5,577,532         5,369,294
 10/05/01         6,990,100   New Zealand Dollar       3,337,222         2,854,757
 10/05/01        20,275,900   New Zealand Dollar       9,829,457         8,280,677
                                                    ------------      ------------
                                                     119,783,061       115,496,691
                                                    ------------      ------------
                                                    $138,668,736      $136,280,818
                                                    ============      ============

Transaction Hedges:
Foreign Currency Purchases
----------------------------------------------------------------------------------------------
Settlement                                              Unrealized              Unrealized
  Dates               Foreign Currency To             Appreciation at         Depreciation at
 Through                  Be Received               September 30, 2000      September 30, 2000
----------------------------------------------------------------------------------------------
 10/02/00           150,100   Canadian Dollar                 --                     ($556)
 10/02/00         5,779,539   Japanese Yen                    --                      (321)
 10/03/00        33,601,599   Japanese Yen                    --                    (1,422)
 10/02/00         1,200,367   Mexican Peso            $      114                        --
 10/02/00           165,825   New Zealand Dollar              --                      (995)
 10/03/00           164,820   New Zealand Dollar              --                      (857)
 10/03/00            17,311   Pound Sterling                 251                        --
 10/04/00             8,083   Pound Sterling                 157                        --
                                                      ----------               -----------
                                                             522                    (4,151)
                                                      ----------               -----------
Foreign Currency Sales
----------------------------------------------------------------------------------------------
Settlement                                              Unrealized              Unrealized
  Dates               Foreign Currency To             Appreciation at         Depreciation at
 Through                  Be Delivered              September 30, 2000      September 30, 2000
----------------------------------------------------------------------------------------------
 10/02/00           164,288   Euro                            --                       (16)
 10/03/00           272,525   Euro                          (428)                       --
 10/02/00           287,770   New Zealand Dollar           1,727                        --
 10/03/00           326,364   New Zealand Dollar           1,697                        --
 10/02/00           478,389   Swiss Franc                     --                      (408)
 10/03/00           247,290   Swiss Franc                     --                      (567)
 10/03/00           160,937   Australian Dollar            1,183                        --
 10/04/00           638,270   Pound Sterling                  --                   (12,395)
 10/05/00            70,958   Pound Sterling                  --                    (1,032)
                                                      ----------               -----------
                                                           4,179                   (14,418)
                                                      ----------               -----------
Portfolio Hedges:
Foreign Currency Purchases
----------------------------------------------------------------------------------------------
Settlement                                              Unrealized              Unrealized
  Dates               Foreign Currency To             Appreciation at         Depreciation at
 Through                  Be Received               September 30, 2000      September 30, 2000
----------------------------------------------------------------------------------------------
 10/04/00         3,058,000   Swiss Franc                     --                   (68,003)
 10/04/00         6,912,000   Swiss Franc                     --                   (82,028)
 11/01/00           747,000   Euro                            --                   (34,953)
 11/01/00         5,257,000   Euro                            --                   (22,935)
 11/15/00        45,679,000   Japanese Yen                    --                    (5,177)
 11/15/00        34,815,000   Japanese Yen                    --                      (143)
 1/10/01             39,000   Australian Dollar              165                        --
 1/10/01            197,000   Australian Dollar               --                    (1,888)
 10/05/01        19,364,000   New Zealand Dollar              --                (1,627,177)
 10/05/01           616,000   New Zealand Dollar              --                   (42,445)
                                                      ----------               -----------
                                                             165                (1,884,749)
                                                      ----------               -----------
Foreign Currency Sales
----------------------------------------------------------------------------------------------
Settlement                                              Unrealized              Unrealized
  Dates               Foreign Currency To             Appreciation at         Depreciation at
 Through                  Be Delivered              September 30, 2000      September 30, 2000
----------------------------------------------------------------------------------------------
 1/10/01          1,475,000   Australian Dollar           75,520                        --
 1/17/01         17,530,000   Swiss Franc                614,569                        --
 1/24/01      3,105,415,000   Japanese Yen               155,971                        --
 1/24/01      4,380,779,000   Japanese Yen               268,476                        --
 2/07/01         20,106,000   Euro                       932,351                        --
 2/07/01          6,117,000   Euro                       208,238                        --
 10/05/01         6,990,100   New Zealand Dollar         482,465                        --
 10/05/01        20,275,900   New Zealand Dollar       1,548,780                        --
                                                      ----------               -----------
                                                       4,286,370                        --
                                                      ----------               -----------
                                                      $4,291,236               ($1,903,318)
                                                      ==========               ===========

                         FIRST EAGLE SOGEN FUNDS, INC.

                              FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------
                                                            Six Months Ended
                                                           September 30, 2000
                                                               (Unaudited)
                                                -----------------------------------------
                                                Class A         Class I        Class C+++
-----------------------------------------------------------------------------------------------
First Eagle SoGen Global Fund
Selected Per Share Data
Net asset value, beginning of year .........   $    25.05      $    25.07      $    24.97
                                               ----------      ----------      ----------
Income from investment operations:
   Net investment income ...................         0.39            0.42            0.63
   Net realized and unrealized gains
       on investments ......................         0.53            0.53            0.34
                                               ----------      ----------      ----------
   Total from investment operations ........         0.92            0.95            0.97
                                               ----------      ----------      ----------
Less distributions:
   Dividends from net investment income ....           --              --              --
   Distributions from capital gains ........           --              --              --
                                               ----------      ----------      ----------
   Total distributions .....................           --              --              --
                                               ----------      ----------      ----------
       Net asset value, end of year ........   $    25.97      $    26.02      $    25.94
                                               ==========      ==========      ==========
Total Return+++ ............................         3.67%           3.78%           3.88%
Ratios and Supplemental Data
Net assets, end of year (millions) .........   $    1,671      $   14,425      $      648
Ratio of operating expenses to average
   net assets ..............................         1.38%+++        1.13%+++        2.53%+++
Ratio of net investment income to average
   net assets ..............................         3.11%+++        3.36%+++        4.20%+++
Portfolio turnover rate ....................         9.48%           9.48%           9.48%
-----------------------------------------------------------------------------------------------
                                                             Six Months Ended
                                                            September 30, 2000
                                                                (Unaudited)
                                               ---------------------------------------------
                                                 Class A          Class I         Class C+++
-----------------------------------------------------------------------------------------------
First Eagle SoGen Overseas Fund
Selected Per Share Data
Net asset value, beginning of year .........   $     14.41      $     14.43      $     14.14
                                               -----------      -----------      -----------
Income from investment operations:
   Net investment income ...................          0.21             0.22             0.26
   Net realized and unrealized gains
       on investments ......................          0.13             0.13             0.34
                                               -----------      -----------      -----------
   Total from investment operations ........          0.34             0.35             0.60
                                               -----------      -----------      -----------
Less distributions:
   Dividends from net investment income ....            --               --               --
   Distributions from capital gains ........            --               --               --
                                               -----------      -----------      -----------
   Total distributions .....................            --               --               --
                                               -----------      -----------      -----------
       Net asset value, end of year ........   $     14.75      $     14.78      $     14.74
                                               ===========      ===========      ===========
Total Return++++ ...........................          2.36%            2.43%            4.24%
Ratios and Supplemental Data
Net assets, end of year (millions) .........   $   413,684      $    28,597      $       302
Ratio of operating expenses to average
   net assets ..............................          1.33%+++         1.09%+++         2.58%+++
Ratio of net investment income to average
   net assets ..............................          2.74%+++         2.97%+++         3.52%+++
Portfolio turnover rate ....................         13.06%           13.06%            9.48%

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Year Ended March 31,
                                               -------------------------------------------------------------------------------------
                                                      2000                    1999               1998        1997        1996
                                               -------------------     --------------------     -------     -------     -------
                                               Class A     Class I     Class A    Class I++
------------------------------------------------------------------------------------------------------------------------------------
First Eagle SoGen Global Fund
Selected Per Share Data
Net asset value, beginning of year .........   $ 22.90     $ 22.90     $ 27.42     $ 24.59      $ 26.68     $ 26.09     $ 23.20
                                               -------     -------     -------     -------      -------     -------     -------
Income from investment operations:
   Net investment income ...................      0.66        0.71        0.63        0.30         1.47        0.76        1.06
   Net realized and unrealized gains
       on investments ......................      4.29        4.31       (2.73)      (1.47)        2.10        1.66        3.37
                                               -------     -------     -------     -------      -------     -------     -------
   Total from investment operations ........      4.95        5.02       (2.10)      (1.17)        3.57        2.42        4.43
                                               -------     -------     -------     -------      -------     -------     -------
Less distributions:
   Dividends from net investment income ....     (1.07)      (1.12)      (0.83)         --        (1.36)      (1.09)      (0.81)
   Distributions from capital gains ........     (1.73)      (1.73)      (1.59)      (0.52)       (1.47)      (0.74)      (0.73)
                                               -------     -------     -------     -------      -------     -------     -------
   Total distributions .....................     (2.80)      (2.85)      (2.42)      (0.52)       (2.83)      (1.83)      (1.54)
                                               -------     -------     -------     -------      -------     -------     -------
       Net asset value, end of year ........   $ 25.05     $ 25.07     $ 22.90     $ 22.90      $ 27.42     $ 26.68     $ 26.09
                                               =======     =======     =======     =======      =======     =======     =======
Total Return++++ ...........................     22.19%      22.52%      (7.95%)     (4.72%)      14.35%       9.48%      19.57%
Ratios and Supplemental Data
Net assets, end of year (millions) .........   $ 1,790     $    16     $ 2,063     $    12      $ 4,035     $ 3,908     $ 3,033
Ratio of operating expenses to average
   net assets ..............................      1.32%       1.07%       1.23%       1.01%*       1.18%       1.21%       1.25%
Ratio of net investment income to average
   net assets ..............................      2.68%       2.89%       2.75%       3.04%*       2.80%       3.08%       3.71%
Portfolio turnover rate ....................     15.57%      15.57%       9.89%       9.89%       20.63%      12.85%       9.64%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Year Ended March 31,
                                               -------------------------------------------------------------------------------------
                                                      2000                    1999                 1998        1997        1996
                                               -------------------     --------------------       -------     -------     -------
                                               Class A     Class I     Class A    Class I++
------------------------------------------------------------------------------------------------------------------------------------
First Eagle SoGen Overseas Fund
Selected Per Share Data
Net asset value, beginning of year .........   $ 11.36     $ 11.37     $  13.52     $  12.31      $ 13.84     $ 13.26     $ 11.65
                                               -------     -------     --------     --------      -------     -------     -------
Income from investment operations:
   Net investment income ...................      0.28        0.31         0.15         0.41         0.88        0.61        0.48
   Net realized and unrealized gains
       on investments ......................      3.59        3.59        (0.97)       (1.10)        0.31        0.95        1.74
                                               -------     -------     --------     --------      -------     -------     -------
   Total from investment operations ........      3.87        3.90        (0.82)       (0.69)        1.19        1.56        2.22
                                               -------     -------     --------     --------      -------     -------     -------
Less distributions:
   Dividends from net investment income ....     (0.18)      (0.20)      (0.570)          --        (0.83)      (0.60)      (0.44)
   Distributions from capital gains ........     (0.64)      (0.64)      (0.770)       (0.25)       (0.68)      (0.38)      (0.17)
                                               -------     -------     --------     --------      -------     -------     -------
   Total distributions .....................     (0.82)      (0.84)       (1.34)       (0.25)       (1.51)      (0.98)      (0.61)
                                               -------     -------     --------     --------      -------     -------     -------
       Net asset value, end of year ........   $ 14.41     $ 14.43     $  11.36     $  11.37      $ 13.52     $ 13.84     $ 13.26
                                               =======     =======     ========     ========      =======     =======     =======
Total Return++++ ...........................     34.46%      34.76%       (6.46%)      (5.53%)      10.00%      12.16%      19.47%
Ratios and Supplemental Data
Net assets, end of year (millions) .........   $   450     $    27     $    453     $      3      $ 1,007     $   953     $   647
Ratio of operating expenses to average
   net assets ..............................      1.34%       1.15%        1.29%        1.03%*       1.22%       1.27%       1.37%
Ratio of net investment income to average
   net assets ..............................      2.10%       2.14%        2.22%        1.97%*       2.20%       2.28%       3.31%
Portfolio turnover rate ....................     26.62%      26.62%        9.31%        9.31%       22.13%      15.18%       9.46%

                         FIRST EAGLE SOGEN FUNDS, INC.

---------------------------------------------------------------
                                              Six Months Ended
                                             September 30, 2000
                                                 (Unaudited)
---------------------------------------------------------------
First Eagle SoGen Gold Fund
Selected Per Share Data
Net asset value, beginning of year .............   $ 5.10
                                                   ------
Income from investment operations:
   Net investment income .......................     0.09
   Net realized and unrealized gains (losses)
       on investments ..........................    (0.09)
                                                   ------
   Total from investment operations ............     0.00
                                                   ------
Less distributions:
   Dividends from net investment income ........       --
   Distributions from capital gains ............       --
                                                   ------
   Total distributions .........................       --
                                                   ------
       Net asset value, end of year ............   $ 5.10
                                                   ======
Total Return++++ ...............................     0.00%
Ratios and Supplemental Data
Net assets, end of year (millions) .............   $   11
Ratio of operating expenses to average
   net assets ..................................     2.45%+++
Ratio of net investment income to average
   net assets ..................................     3.57%+++
Portfolio turnover rate ........................    11.09%

---------------------------------------------------------------
                                              Six Months Ended
                                             September 30, 2000
                                                 (Unaudited)
---------------------------------------------------------------
First Eagle SoGen Money Fund
Selected Per Share Data
   Net asset value, beginning of year ..........   $ 1.00
                                                   ------
Income from investment operations:
   Net investment income .......................    (0.03)
   Net realized and unrealized gains
       on investments ..........................       --
                                                   ------
   Total from investment operations ............    (0.03)
                                                   ------
Less distributions:
   Dividends from net investment income ........    (0.03)
   Distributions from capital gains ............       --
                                                   ------
   Total distributions .........................    (0.03)
                                                   ------
       Net asset value, end of year ............   $ 1.00
                                                   ======
Total Return ...................................     5.79%
Ratios and Supplemental Data
Net assets, end of year (millions) .............   $   25
Ratio of operating expenses to average
   net assets ..................................     0.75%+++
Ratio of net investment income to average
   net assets ..................................     5.89%+++

------------------------------------------------------------------------------------------------
                                                             Year Ended March 31,
                                                ------------------------------------------------
                                                 2000     1999       1998       1997       1996
------------------------------------------------------------------------------------------------
First Eagle SoGen Gold Fund
Selected Per Share Data
Net asset value, beginning of year ..........   $ 5.44   $ 7.31     $10.60     $12.25     $11.28
                                                ------   ------     ------     ------     ------
Income from investment operations:
   Net investment income ....................     0.15     0.16       0.13       0.26       0.24
   Net realized and unrealized gains (losses)
       on investments .......................    (0.27)   (1.82)     (3.03)     (1.75)      1.35
                                                ------   ------     ------     ------     ------
   Total from investment operations .........    (0.12)   (1.66)     (2.90)     (1.49)      1.59
                                                ------   ------     ------     ------     ------
Less distributions:
   Dividends from net investment income .....    (0.15)   (0.21)     (0.39)     (0.14)     (0.35)
   Distributions from capital gains .........       --       --         --      (0.02)     (0.27)
                                                ------   ------     ------     ------     ------
   Total distributions ......................    (0.15)   (0.21)     (0.39)     (0.16)     (0.62)
                                                ------   ------     ------     ------     ------
       Net asset value, end of year .........   $ 5.17   $ 5.44     $ 7.31     $10.60     $12.25
                                                ======   ======     ======     ======     ======
Total Return++++ ............................    (2.52%) (22.77%)   (27.23%)   (12.21%)    14.81%
Ratios and Supplemental Data
Net assets, end of year (millions) ..........   $   13   $   18     $   31     $   53     $   63
Ratio of operating expenses to average
   net assets ...............................     2.15%    1.62%      1.55%      1.45%      1.41%
Ratio of net investment income to average
   net assets ...............................     2.25%    2.01%      1.47%      1.20%      1.29%
Portfolio turnover rate .....................    15.70%   37.73%     11.20%     16.83%     22.40%
------------------------------------------------------------------------------------------------
                                                             Year Ended March 31,
                                                ------------------------------------------------
                                                 2000     1999       1998       1997       1996
------------------------------------------------------------------------------------------------
First Eagle SoGen Money Fund
Selected Per Share Data
   Net asset value, beginning of year .......   $ 1.00   $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                ------   ------     ------     ------     ------
Income from investment operations:
   Net investment income ....................     0.05     0.05       0.05       0.05       0.05
   Net realized and unrealized gains
       on investments .......................       --       --         --         --         --
                                                ------   ------     ------     ------     ------
   Total from investment operations .........     0.05     0.05       0.05       0.05       0.05
                                                ------   ------     ------     ------     ------
Less distributions:
   Dividends from net investment income .....    (0.05)   (0.05)     (0.05)     (0.05)     (0.05)
   Distributions from capital gains .........       --       --         --         --         --
                                                ------   ------     ------     ------     ------
   Total distributions ......................    (0.05)   (0.05)     (0.05)     (0.05)     (0.05)
                                                ------   ------     ------     ------     ------
       Net asset value, end of year .........   $ 1.00   $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                ======   ======     ======     ======     ======
Total Return ................................     4.74%    4.73%      4.97%      4.61%      5.03%
Ratios and Supplemental Data
Net assets, end of year (millions) ..........   $   31   $   45     $   19     $   13     $    8
Ratio of operating expenses to average
   net assets ...............................     0.75%    0.69%      0.75%      0.75%      0.75%
Ratio of net investment income to average
   net assets ...............................     4.64%    4.60%      4.92%      4.63%      4.98%

                         FIRST EAGLE SOGEN FUNDS, INC.

                         NOTES TO FINANCIAL HIGHLIGHTS

++    July 31, 1998 inception date for Class I shares.
+++   June 5, 2000 inception date for Class C shares.
*     Annualized
#     Not annualized.
++++  Does not give effect to the deduction of the sales load.
+ The ratio of operating expenses to average net assets without the effect of earnings credits and in the case of First Eagle SoGen Money Fund, without the effect of earnings credits, investment advisory fee waivers and expense reimbursements are as follows:

--------------------------------------------------------------------
                                           Six Months Ended
                                          September 30, 2000
                                              (Unaudited)
                                     -------------------------------
                                     Class A*  Class I*  Class C*+++
--------------------------------------------------------------------

First Eagle SoGen Global Fund ....     1.38%     1.14%     2.54%
First Eagle SoGen Overseas Fund ..     1.33%     1.09%     2.58%
First Eagle SoGen Gold Fund ......     2.48%      N/A       N/A
First Eagle SoGen Money Fund .....     1.19%      N/A       N/A

+ The ratio of net investment income to average net assets without the effect of earnings credits, and in the case of First Eagle SoGen Money Fund, without the effect of earnings credits, investment advisory fee waivers and expense reimbursements are as follows:

--------------------------------------------------------------------
                                           Six Months Ended
                                          September 30, 2000
                                              (Unaudited)
                                     -------------------------------
                                     Class A*  Class I*  Class C*+++
--------------------------------------------------------------------

First Eagle SoGen Global Fund ....     3.11%     3.35%     4.19%
First Eagle SoGen Overseas Fund ..     2.74%     2.97%     3.52%
First Eagle SoGen Gold Fund ......     3.54%      N/A       N/A
First Eagle SoGen Money Fund .....     6.66%      N/A       N/A

-------------------------------------------------------------------------------------------------------
                                                            Year Ended March 31,
                                     ------------------------------------------------------------------
                                            2000                1999
                                     -----------------   ----------------
                                     Class A   Class I   Class A  Class I++   1998      1997      1996
-------------------------------------------------------------------------------------------------------
First Eagle SoGen Global Fund ....    1.32%     1.07%     1.24%     1.63%     1.19%     1.21%     1.25%
First Eagle SoGen Overseas Fund ..    1.34%     1.15%     1.29%     1.21%     1.22%     1.27%     1.38%
First Eagle SoGen Gold Fund ......    2.16%      N/A      1.64%      N/A      1.56%     1.46%     1.43%
First Eagle SoGen Money Fund .....    0.80%      N/A      0.69%      N/A      1.01%     1.14%     0.97%
-------------------------------------------------------------------------------------------------------
                                                            Year Ended March 31,
                                     ------------------------------------------------------------------
                                            2000                1999
                                     -----------------   ----------------
                                     Class A   Class I   Class A  Class I++   1998      1997      1996
-------------------------------------------------------------------------------------------------------
First Eagle SoGen Global Fund ....    2.66%     2.87%     2.74%     2.42%     2.80%     3.08%     3.71%
First Eagle SoGen Overseas Fund ..    2.10%     2.14%     2.22%     1.79%     2.20%     2.27%     3.30%
First Eagle SoGen Gold Fund ......    2.24%      N/A      1.99%      N/A      1.46%     1.19%     1.26%
First Eagle SoGen Money Fund .....    4.59%      N/A      4.60%      N/A      4.66%     4.26%     4.76%

                              First Eagle SoGen Funds, Inc.
                               1345 Avenue of the Americas
                                   New York, N.Y. 10105

DIRECTORS AND OFFICERS

Directors                             Investment Adviser

John P. Arnhold                       Arnhold and S. Bleichroeder Advisers, Inc.
Candace K. Beinecke                   1345 Avenue of the Americas
Edwin J. Ehrlich                      New York, N.Y. 10105
Robert J. Gellert
James E. Jordan                       Legal Counsel
William M. Kelly
Donald G. McCouch                     Shearman & Sterling
Fred J. Meyer                         599 Lexington Avenue
Dominique Raillard                    New York, N.Y. 10022
Nathan Snyder
Stanford S. Warshawsky                Domestic Custodian

Officers                              State Street
                                      801 Pennsylvania
Stanford S. Warshawsky                Kansas City, MO 64105
Chairman of the Board
                                      Global Custodian
John P. Arnhold
Co-President                          The Chase Manhattan Bank
                                      4 MetroTech Center
Jean-Marie Eveillard                  Brooklyn, N.Y. 11245
Co-President
                                      Shareholder Servicing Agent
Charles de Vaulx
Senior Vice President                 DST Systems, Inc.
                                      330 West 9th Street
Robert Bruno                          Kansas City, MO 64105
Vice President,                       (800) 334-2143
Secretary & Treasurer
                                      Underwriter
Tracy LaPointe Saltwick
Vice President &                      Arnhold and S. Bleichroeder, Inc.
Compliance Officer                    1345 Avenue of the Americas
                                      New York, N.Y. 10105
Elizabeth Tobin
Vice President                        Independent Auditors

Edwin Olsen                           KPMG LLP
Vice President                        757 Third Avenue
                                      New York, N.Y. 10017
Andrew DeCurtis
Vice President

Cari Levine
Assistant Treasurer

Stefanie Spritzler
Assistant Treasurer

Suzan J. Afifi
Assistant Secretary

The financial information included herein is taken from the records of the Funds without examination by the Fund's independent auditors, who do not express an opinion thereon.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle SoGen Funds, Inc.